                                                     Deutsche Asset Management


                 M u t u a l  F u n d
                      S e m i - A n n u a l  R e p o r t
                                           June 30, 2000

                                         Deutsche VIT Funds


Small Cap Index

Formerly a BT Insurance Fund


                                                      A Member of the
                                                      Deutsche Bank Group  [/]

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Table of Contents


       Letter to Shareholders................................  3

       Deutsche VIT Small Cap Index
         Schedule of Investments.............................  6
         Statement of Assets and Liabilities................. 28
         Statement of Operations............................. 29
         Statements of Changes in Net Assets................. 30
         Financial Highlights................................ 31
         Notes to Financial Statements....................... 32


                                --------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byDeutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                --------------

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Letter to Shareholders

We are pleased to present you with this semi-annual report for Deutsche VIT Small Cap Index, providing detailed reviews of the markets, the fund, and our outlook. Included are complete financial summaries of the fund's operations and listings of the fund's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed from the BT Insurance Funds Trust Small Cap Index Fund to Deutsche Asset Management VIT Funds ("Deutsche VIT") Small Cap Index. However, the Fund's investment objectives, policies and strategies remain the same.

MARKET REVIEW

Continuing the trend from 1999, the small cap equity market outperformed its large cap brethren for the six months ended June 30, 2000, as investors continued to seek the lower valuations of small cap stocks.

 . Still, with a semi-annual return of 3.04% for the Russell 2000 Index, the small cap equity market, like the broader equity markets, struggled, weighed down at first by fears of economic overheating and higher interest rates and then by concerns about profit growth in a slowing economic environment.

 . Also like the broader equity markets, the small cap equity market remained extremely narrow throughout the period.

 . On a sector basis, only four sectors--energy, health care, technology, and capital goods--bettered the Russell 2000 Index's semi-annual return. Energy was the best performing sector during the six months.

 . The dominant theme within the small cap sector was "volatility and reversal," due primarily to wide swings in investor sentiment since year end 1999.

During the first quarter, the Russell 2000 Index leapt ahead by over 7%, but volatility was high.

 . Small cap stocks which were down a bit in January, dramatically rallied back in February, and dropped again in March.

 . Top performing sectors for the quarter included energy, technology and producer durables. Weaker sectors included consumer discretionary, consumer staples, and autos and transportation.

The Russell 2000 Index posted a -3.78% decline for the second quarter of 2000, as virtually all major US equity indices were down dramatically due to both the NASDAQ Composite correction that began in March and carried into April and the more aggressive interest rate hike by the Federal Reserve Board in May.

 . Volatility continued, as the small cap equity market slid in April and May.
  Fears of a pick-up in inflation, a shift in investor sentiment regarding "New Economy" vs. "Old Economy" stocks, and the near-certain prospect of higher interest rates followed by a gradual slowdown in economic growth caused a decline in all capitalization segments of the equity market.

 . The small cap equity market rallied impressively back in June as evidence of the effects of interest rate

INVESTMENT REVIEW

                                                                        CUMULATIVE                 AVERAGE ANNUAL
                                                                      TOTAL RETURNS                TOTAL RETURNS
Period ended                                                   Past       Past       Since       Past       Since
June 30, 2000                                                6 months    1 year    inception    1 year    inception
--------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index*                                 2.33%      14.01%     26.41%      14.01%     8.55%
  (inception 8/25/97)
--------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                          3.04%      14.32%     28.63%      14.32%     9.22%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 * Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions, but do not reflect the effect of the fees associated with the Contract purchased, which would lower the returns shown. During the period the Fund waived certain fees and expenses. Had the fees and expenses not been waived the Fund's returns would have been lower.

   Investments in small companies generally carry greater risk than is customarily associated with larger companies, such as narrow markets, limited financial resources and less liquid stock. There is no guarantee that the Fund will be able to mirror the Russell 2000/(R)/ Index closely enough to track its performance.

** "Russell 2000/(R)/" is a trademark of the Frank Russell Company and has been licensed for use by the Fund's Investment Advisor. The Russell 2000/(R)/ Index is an unmanaged index which tracks the common stock price movement of 2,000 of the smallest companies in the Russell 3000/(R)/ Index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index returns do not reflect expenses, which have been deducted from the fund's returns.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Letter to Shareholders


  increases led to optimism that the Federal Reserve Board could engineer a "soft landing" for the U.S. economy. Also, earnings growth estimates remained strong.

 . Top performing sectors for the quarter included health care, energy, and consumer staples. Utilities, technology, and integrated oils were the weakest sectors. For the quarter, small cap stocks slightly underperformed large cap stocks.

MANAGER OUTLOOK

Going forward, we continue to view the most likely outcome for the U.S. economy to be a "soft landing." That is, we still expect that a combination of higher interest rates relative to a year ago, moderating equity markets, and higher oil prices may bring demand more in line with the economy's supply potential by late 2000/early 2001, thus keeping inflation pressures from becoming too entrenched. Though encouraged by recent hints of cooling demand, we remain unconvinced that a sufficient, long-lasting economic slowdown will occur without some further tightening by the Federal Reserve Board after a few months' pause and a longer period of consolidation in the equity markets. Moreover, while higher oil prices should help slow demand by cutting into consumer purchasing power, they might also feed into underlying inflation by boosting wage demands. Even if the economy slows gracefully, the backdrop of slower profit growth and higher inflation will likely be less favorable for equities than the fundamentals we've seen for the last few years. While it is likely we will continue to see high volatility within the small cap equity sector, we believe profit growth remains strong and relative valuations in small cap stocks continue to be attractive.

As an index fund, seeking to replicate as closely as possible (before the deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither

PORTFOLIO DIVERSIFICATION BY SECTOR
As of June 30, 2000
(Percentages are based on total investments.)
Technology......................................... 21%
Financial.......................................... 18
Consumer Discretionary............................. 16
Health Care........................................ 12
Producer Durables..................................  9
Materials and Processing...........................  8
Utility............................................  7
Autos and Transportation...........................  3
Other Energy.......................................  3
Consumer Staples...................................  2
Other..............................................  1

evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

We appreciate your support of the Deutsche VIT Small Cap Index, and we look forward to serving your investment needs for many years to come.


                              /s/ J. A. Creighton
                              -------------------
                                James Creighton
                   Chief Investment Officer - Global Indexing
                          Deutsche VIT Small Cap Index
                                 June 30, 2000

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Performance Comparison


                             [GRAPH APPEARS BELOW]

DEUTSCHE VIT SMALL CAP INDEX AND RUSSELL 2000 INDEX
AVERAGE GROWTH OF A $10,000 INVESTMENT
(SINCE AUGUST 25, 1997)

             VIT - Small Cap Index       Russell 2000
Sept-97                 10,000              10,000
Dec-97                  10,479              10,505
June-98                 10,960              11,022
Dec-98                  10,281              10,237
June-99                 11,088              11,187
Dec-99                  12,354              12,412
June-00                 12,641              12,863

                      Deutsche VIT Small Cap Index $12,641
                           Russell 2000 Index $12,863


        Average Annual Total Return for the Periods Ended June 30, 2000
                    One Year 14.01%   Since 8/25/97/1/ 8.55%


--------------------------------------------------------------------------------
/1/ The Fund's inception date.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions, but do not reflect the effect of the fees associated with the Contract purchased, which would lower the returns shown. During the period, the Fund waived certain fees and expenses. Had these fees and expenses not been waived the Fund's returns would have been lower.

The Russell 2000/(R)/ Index is an unmanaged index which tracks the common stock price movement of 2,000 of the smallest companies in the Russell 3000/(R)/ Index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
             COMMON STOCKS - 96.85%
     1,900   24/7 Media, Inc./(a)/......................... $    29,688
     2,700   3DFX Interactive, Inc./(a)/...................      21,009
     1,100   4Kids Entertainment, Inc./(a)/................      28,669
     1,242   99 Cents Only Stores/(a)/.....................      49,525
     1,660   A.O. Smith Corp...............................      34,756
     2,150   AAR Corp......................................      25,800
     1,400   Aaron Rents, Inc..............................      17,588
     8,600   Abercrombie & Fitch Co./(a)/..................     104,813
     1,300   ABM Industries, Inc...........................      29,900
       467   ABIOMED, Inc./(a)/............................      14,360
     1,100   About.com, Inc./(a)/..........................      34,650
     1,402   Acacia Research Corp./(a)/....................      33,648
     1,100   Accredo Health, Inc./(a)/.....................      38,019
     2,100   Accrue Software, Inc./(a)/....................      74,550
     1,100   Ackerley Group, Inc...........................      12,925
       700   Aclara Biosciences, Inc./(a)/.................      35,656
     4,163   ACNielsen Corp./(a)/..........................      91,586
     2,068   Actel Corp./(a)/..............................      94,353
     1,600   Active Software, Inc./(a)/....................     124,300
     2,401   Actuate Corp./(a)/............................     128,153
     1,100   ACT Manufacturing, Inc./(a)/..................      51,081
     3,251   ACTV, Inc./(a)/...............................      48,562
     1,600   Acuson Corp./(a)/.............................      21,600
     2,100   ADAC Laboratories.............................      50,400
     3,054   Adaptive Broadband Corp./(a)/.................     112,234
     2,548   ADC Telecommunication,
               Inc./(a)/...................................     213,693
       467   ADE Corp./(a)/................................       8,931
     2,600   Adelphia Business Solutions,
               Inc./(a)/...................................      60,287
       900   Adept Technology, Inc./(a)/...................      42,075
       900   Administaff, Inc./(a)/........................      57,150
     2,051   Advance Paradigm, Inc./(a)/...................      42,046
     4,322   Advanced Digital Information
               Corp./(a)/..................................      68,882
     1,106   Advanced Energy Industries/(a)/...............      65,185
     1,402   Advanced Lighting
               Technologies, Inc./(a)/.....................      25,937
     2,540   Advanced Radio Telecom
               Corp./(a)/..................................      37,148
     5,610   Advanced Tissue Science,
               Inc./(a)/...................................      45,055
     2,952   ADVANTA Corp. - Class A.......................      35,977
       600   Advantage Learning Systems,
               Inc./(a)/...................................       9,225
     2,354   Advent Software, Inc./(a)/....................     151,833
     1,800   ADVO, Inc./(a)/...............................      75,600
     1,760   Aeroflex, Inc./(a)/...........................      87,450
     2,000   Affiliated Managers Group/(a)/................      91,000
     4,900   AGCO Corp.....................................      60,025
       900   AGENCY.COM Inc./(a)/..........................      16,031
   Shares                   Description                         Value
     5,833   AGL Resources, Inc............................ $    92,963
     1,300   AgriBioTech, Inc./(a)/........................          32
       800   Agribrands International/(a)/.................      33,550
     4,136   Airborne Freight Corp.........................      78,325
     5,200   Airgas, Inc./(a)/.............................      29,575
       900   AirGate PDC, Inc./(a)/........................      47,306
       700   Airnet Communications
               Corp./(a)/..................................      18,287
     3,900   AirTran Holdings, Inc./(a)/...................      16,209
     5,966   AK Steel Holding Corp.........................      47,728
       700   Alabama National BanCorp......................      13,869
     1,200   Alamosa PCS Holdings, Inc./(a)/...............      25,050
       500   Alaris Medical, Inc./(a)/.....................         875
     2,100   Alaska Air Group, Inc./(a)/...................      56,963
     1,652   Albany International Corp. -
               Class A/(a)/................................      23,954
       600   Albany Molecular Research,
               Inc./(a)/...................................      32,662
     2,020   Albemarle Corp................................      39,895
     2,557   Alberto-Culver Co. - Class B..................      78,148
     3,507   Alexander & Baldwin...........................      77,373
       300   Alexander's, Inc./(a)/........................      21,975
     1,000   Alexandria Real Estate
               Equities, REIT..............................      34,313
       935   Alexion Pharmaceuticals, Inc./(a)/............      66,852
     3,200   ALFA Corp.....................................      56,000
       928   Algos Pharmaceuticals Corp./(a)/..............      14,152
     1,800   Allaire Corp./(a)/............................      66,150
       442   Alleghany Corp./(a)/..........................      74,256
     2,400   Allen Telecommunications,
               Inc./(a)/...................................      42,450
     4,394   Alliance Pharmaceutical
               Corp./(a)/..................................      49,432
     2,119   Alliance Semiconductor
               Corp./(a)/..................................      52,048
       933   Alliant Techsystems, Inc./(a)/................      62,919
     7,118   Allied Capital Corp...........................     121,006
     4,675   Allied Riser Communication
               Corp./(a)/..................................      66,034
     1,300   Allscripts, Inc./(a)/.........................      29,900
     1,690   ALPHARMA, Inc. - Class A......................     105,203
     2,250   AMCOL International Corp......................      37,125
     2,913   AMCORE Financial, Inc.........................      53,344
       600   AMER Co./(a)/.................................      12,000
       125   America Online, Inc./(a)/.....................       6,593
     2,700   America West Holdings
               Corp. - Class B/(a)/........................      46,237
       800   American Axle & Manufacturing
               Holdings, Inc./(a)/.........................      11,350
     2,244   American Capital Strategies,
               Inc.........................................      53,575
     1,000   American Classic Voyages Co./(a)/.............      20,625

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,500   American Eagle Outfitters,
               Inc./(a)/................................... $    21,000
     1,963   American Financial Holdings,
               Inc.........................................      31,163
     1,700   American Freightways Corp./(a)/...............      24,650
     6,140   American Greetings Corp. -
               Class A.....................................     116,660
     1,300   American Industrial Properties
               REIT........................................      17,631
     1,360   American Italian Pasta Co./(a)/...............      28,135
     3,303   American Mobile Satellite
               Corp., Inc./(a)/............................      51,816
     1,870   American National Can
               Group, Inc..................................      31,556
       574   American National Insurance
               Co..........................................      29,274
     1,783   American Superconductor
               Corp./(a)/..................................      86,030
       800   American States Water Co......................      23,800
       400   American Technical Ceramics
               Corp./(a)/..................................      11,150
     6,358   American Telesource
               International, Inc./(a)/....................      40,134
     1,483   American Xtal Technology,
               Inc./(a)/...................................      64,140
     6,400   AmeriCredit Corp./(a)/........................     108,800
     2,900   AmeriPath, Inc./(a)/..........................      25,737
     4,625   AmeriSource Health Corp. -
               Class A/(a)/................................     143,375
     1,067   AmerUs Life Holdings, Inc. -
               Class A.....................................      22,007
     3,283   Ames Department Stores,
               Inc./(a)/...................................      25,443
     2,700   AMETEK, Inc...................................      47,250
     1,200   Amli Residential Properties
               Trust.......................................      28,275
     4,207   Amylin Pharmaceuticals,
               Inc./(a)/...................................      63,894
     2,424   ANADIGICS, Inc./(a)/..........................      82,568
       500   Analogic Corp.................................      20,000
     2,600   Analysts International Corp...................      24,213
       935   Anaren Microwave, Inc./(a)/...................     122,704
     1,900   Anchor Bancorp Wisconsin,
               Inc.........................................      29,094
       860   Anchor Gaming/(a)/............................      41,226
     2,506   Ancor Communications,
               Inc./(a)/...................................      89,629
       400   Andover Bancorp, Inc..........................      11,525
     1,425   Anesta Corp./(a)/.............................      35,447
     2,200   Anixter International, Inc./(a)/..............      58,300
     1,960   AnnTaylor Store Corp./(a)/....................      64,925
     3,305   AnswerThink Consulting
               Group, Inc./(a)/............................      54,946
   Shares                   Description                         Value
     1,402   APAC Customer Services,
               Inc./(a)/................................... $    15,510
     1,700   Apex PC Solutions, Inc./(a)/..................      74,375
       935   Aphton Corp./(a)/.............................      24,076
     2,028   Applebee's International, Inc.................      61,474
     1,900   Applica, Inc..................................      21,494
     1,700   Applied Industrial Technology,
               Inc.........................................      27,838
     3,786   Applied Power, Inc. -
               Class A.....................................     126,831
     1,200   Applied Science &
               Technology, Inc./(a)/.......................      31,050
     1,000   AppliedTheory Corp./(a)/......................      15,000
     3,200   AppNet, Inc./(a)/.............................     115,200
     4,380   Apria Healthcare Group,
               Inc./(a)/...................................      53,655
     2,693   Aptargroup, Inc...............................      72,711
     1,900   Aradigm Corp./(a)/............................      33,250
       600   Arch Capital Group Ltd./(a)/..................       8,963
     1,788   Arch Chemicals, Inc...........................      39,112
     2,800   Arch Coal, Inc................................      21,525
     4,862   Arch Communication Group,
               Inc./(a)/...................................      31,603
     1,300   Arctic Cat, Inc...............................      15,438
     5,753   Arden Reality, Inc............................     135,195
       900   Area Bancshares Corp..........................      20,081
       654   AremisSoft Corp./(a)/.........................      20,355
     1,400   Argonaut Group, Inc...........................      23,975
     2,431   Argosy Gaming Co./(a)/........................      34,946
     1,000   Arguss Holdings, Inc..........................      18,875
     2,400   ARIAD Pharmaceuticals,
               Inc./(a)/...................................      31,950
     1,589   Arkansas Best Corp./(a)/......................      15,791
       841   Armor Holdings, Inc./(a)/.....................      10,933
     2,502   Armstrong Holdings, Inc.......................      38,312
     1,500   Arnold Industries, Inc........................      18,094
     1,300   Arrow International, Inc......................      43,550
     3,107   Artesyn Technologies, Inc./(a)/...............      86,413
     1,000   ArthroCare Corp./(a)/.........................      53,250
     2,120   Arvin Industries, Inc.........................      36,835
     1,600   Ask Jeeves, Inc./(a)/.........................      28,900
       500   Aspect Medical Systems, Inc./(a)/.............      13,500
     2,496   Aspen Technologies, Inc./(a)/.................      96,096
     3,900   Associates First Capital Corp./(a)/...........         125
     1,760   Astec Industries, Inc./(a)/...................      44,660
     4,680   Astoria Financial Corp........................     120,510
     2,500   Asyst Technologies, Inc./(a)/.................      85,625
     1,327   Atlantic Coast Airlines Holding/(a)/..........      42,132
     1,610   Atlas Air, Inc./(a)/..........................      57,759
     2,006   ATMI, Inc./(a)/...............................      93,279
     2,560   Atmos Energy Corp.............................      44,800
     2,150   ATS Medical, Inc./(a)/........................      31,444
     1,100   Atwood Oceanics, Inc./(a)/....................      48,950

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,700   Audiovox Corp. - Class A/(a)/................. $    37,506
     1,600   Aurora Biosciences Corp./(a)/.................     109,100
     1,800   Aurora Foods, Inc./(a)/.......................       7,200
     4,207   AVANT Immunotherapeutics,
               Inc./(a)/...................................      44,436
     3,900   Avant! Corp./(a)/.............................      73,064
       800   Avenue A, Inc./(a)/...........................       7,050
     2,600   Avid Technology, Inc./(a)/....................      31,200
     1,100   Avigen, Inc./(a)/.............................      48,262
     1,728   Aviron/(a)/...................................      53,352
     1,903   Avis Rent A Car/(a)/..........................      35,681
     3,771   Avista Corp...................................      65,757
     3,166   AVT Corp./(a)/................................      23,349
     1,361   Aware, Inc./(a)/..............................      69,581
     2,796   AXENT Technologies/(a)/.......................      69,376
     4,160   Aztar Corp./(a)/..............................      64,480
     1,589   Azurix Corp./(a)/.............................      12,414
       142   Baan Co. NV/(a)/..............................         373
       300   Bacou USA/(a)/................................       6,000
     2,533   Baldor Electric Co............................      47,177
     1,000   Baldwin & Lyons, Inc. -
               Class B.....................................      17,062
     2,857   Ball Corp.....................................      91,960
     1,882   Bally Total Fitness Holding
               Corp./(a)/..................................      47,756
     4,700   BancorpSouth, Inc.............................      66,094
       300   BancFirst Corp................................       9,450
     1,000   Bandag, Inc...................................      24,250
       850   Bank of Granite Corp..........................      19,444
     3,374   Bank United Corp. - Class A...................     118,723
     3,000   BankAtlantic Bancorp, Inc. -
               Class B.....................................      17,625
     2,200   Banta Corp....................................      41,662
     1,400   Barnes Group, Inc.............................      22,838
     3,837   Barnes & Noble, Inc./(a)/.....................      85,373
     1,950   barnesandnoble.com, Inc./(a)/.................      12,736
     1,650   Barr Laboratories, Inc./(a)/..................      73,941
       950   Barra, Inc./(a)/..............................      47,084
     2,412   Barrett Resources Corp./(a)/..................      73,415
     1,706   Basin Exploration, Inc./(a)/..................      30,495
    15,295   Battle Mountain Gold Co./(a)/.................      33,458
     1,653   Bay View Capital Corp.........................      16,220
     2,500   Be Free, Inc./(a)/............................      22,500
       761   bebe stores, Inc./(a)/........................       6,373
     1,800   Bedford Property Investors....................      33,412
       935   Bel Fuse, Inc./(a)/...........................      25,011
       600   Belco Oil & Gas/(a)/..........................       5,100
     2,033   Belden, Inc...................................      52,096
     1,200   Bell & Howell Co./(a)/........................      29,100
     1,333   Benchmark Stock Electroncs,
               Inc./(a)/...................................      48,738
    10,245   Bergen Brunswig Corp. -
               Class A.....................................      56,347
   Shares                   Description                         Value
     1,161   Beringer Wine Estates
               Holdings/(a)/............................... $    40,998
     2,128   Berkley (W.R.) Corp...........................      39,900
     1,400   Berry Petroleum Co. -
               Class A.....................................      23,800
    11,369   Bethlehem Steel Corp./(a)/....................      40,502
     6,477   Beverly Enterprises, Inc./(a)/................      18,217
     2,600   Billing Concepts Corp./(a)/...................      11,537
     2,276   Bindley Western Industries,
               Inc.........................................      60,172
     3,822   BindView Development
               Corp./(a)/..................................      45,864
       748   BioCryst Pharmaceuticals,
               Inc./(a)/...................................      21,458
     1,028   BioMarin Pharmaceutical,
               Inc./(a)/...................................      17,476
     1,200   Biomatrix, Inc./(a)/..........................      27,150
     1,496   Biopure Corp./(a)/............................      28,143
       800   Bio-Rad Laboratories, Inc. -
               Class A/(a)/................................      20,000
     1,215   Biosite Diagnostics Inc./(a)/.................      58,548
     4,541   Bio-Technology General
               Corp./(a)/..................................      59,884
     1,774   Black Box Corp./(a)/..........................     140,451
     1,300   Black Hills Corp..............................      29,331
     1,776   BlackRock, Inc./(a)/..........................      51,504
       600   Blaze Software, Inc./(a)/.....................       8,175
     1,145   Block Drug Co., Inc. -
               Class A.....................................      48,448
     1,529   Blount International, Inc. -
               Class A/(a)/................................      11,754
     1,400   Bluestone Software, Inc./(a)/.................      35,962
     3,276   Blyth, Inc....................................      96,642
     3,542   Bob Evans Farms, Inc..........................      52,909
     2,100   Boca Resorts, Inc. - Class A/(a)/.............      20,738
       824   BOK Financial Corp./(a)/......................      14,471
     6,603   Borders Group, Inc./(a)/......................     102,759
     2,135   BorgWarner, Inc...............................      74,992
       537   Bottomline Technologies,
               Inc./(a)/...................................      18,359
     3,200   Bowne & Co., Inc..............................      32,200
     1,800   Boyd Gaming Corp./(a)/........................      10,013
     1,300   Boykin Lodging Co.............................      17,550
     2,700   Bradley Real Estate, Inc......................      57,544
     1,800   Brady (W.H.) Co...............................      58,500
     2,800   Brandywine Realty Trust.......................      53,550
     1,000   Braun Consulting, Inc./(a)/...................      21,125
     4,500   BRE Properties, Inc. - Class A................     129,938
     1,100   Breakaway Solutions, Inc./(a)/................      29,700
     1,130   Brenton Banks, Inc............................      15,679
     2,222   Briggs & Stratton Corp........................      76,104
     1,000   Bright Horizons Family
               Solutions, Inc./(a)/........................      21,375

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     4,774   Brightpoint, Inc./(a)/........................ $    41,325
     1,383   Brio Technologies, Inc./(a)/..................      29,302
     2,600   Broadbase Software, Inc./(a)/.................      79,625
       900   Brookline Bancorp, Inc........................      10,294
     1,583   Brooks Automation, Inc./(a)/..................     101,213
     1,383   Brooktrout, Inc./(a)/.........................      30,167
       950   Brown & Brown, Inc............................      49,400
     2,700   Brown (Tom), Inc./(a)/........................      62,269
     1,300   Brown Shoe Co., Inc...........................      16,900
     1,200   Brush Wellman, Inc............................      18,750
       550   BSB Bancorp. Inc..............................      11,034
     1,300   BSQUARE Corp./(a)/............................      29,169
     1,241   BT Financial Corp.............................      21,407
     2,100   Buckeye Technologies, Inc./(a)/...............      46,069
       500   Buckle, Inc./(a)/.............................       5,875
     4,709   Buffets, Inc./(a)/............................      59,745
     2,400   Burham Pacific Properties, Inc................      16,500
     1,300   Burlington Coat Factory
               Warehouse...................................      14,056
     1,300   Burns International Services
               Corp./(a)/..................................      16,250
       500   Bush Boake Allen, Inc./(a)/...................      21,875
       700   Bush Industries, Inc. -
               Class A.....................................      11,200
     2,420   C & D Technologies, Inc.......................     136,730
     2,340   Cable Design Technologies/(a)/................      78,390
     3,400   Cabot Industrial Trust........................      66,938
       500   Cabot Microelectronics
               Corp./(a)/..................................      22,875
     2,600   Cabot Oil & Gas Corp. -
               Class A.....................................      55,087
     1,400   CACI International, Inc. -
               Class A/(a)/................................      27,300
     2,600   Cadiz Land Co., Inc./(a)/.....................      20,800
       606   CAIS Internet, Inc./(a)/......................       8,522
     1,173   Cal Dive International, Inc./(a)/.............      63,562
       700   Caldera Systems, Inc./(a)/....................       9,144
     2,800   Calgon Carbon Corp............................      21,700
     1,800   Calico Commerce, Inc./(a)/....................      29,250
     1,200   California Amplifier, Inc./(a)/...............      54,900
       900   California Water Services Co..................      21,825
       300   Caliper Technologies Corp./(a)/...............      13,800
     6,700   Callaway Golf Co..............................     109,294
     2,003   Cambrex Corp..................................      90,135
     4,306   Cambridge Technology
               Partners, Inc./(a)/.........................      37,543
     3,630   Camdem Property Trust.........................     106,631
       700   Caminus Corp./(a)/............................      17,150
     1,182   Canandaigua Brands, Inc. -
               Class A/(a)/................................      59,617
     3,000   Capital Automotive, REIT......................      42,375
       400   Capital City Bank Group, Inc..................       7,800
     5,100   Capitol Federal Financial.....................      56,419
   Shares                   Description                         Value
     3,200   CapRock Communications
               Corp./(a)/.................................. $    62,400
     1,903   Capstead Mortgage Corp........................      15,938
     2,161   Caraustar Industries, Inc.....................      32,685
       700   Carbo Ceramics, Inc...........................      24,588
     3,179   CardioDynamics International
               Corp./(a)/..................................      19,968
       996   Career Education Corp./(a)/...................      48,306
    16,898   Caremark Rx, Inc./(a)/........................     115,118
     2,928   Carlisle Companies, Inc.......................     131,760
     1,490   Carpenter Technology Corp.....................      31,476
       800   Carrier Access Corp./(a)/.....................      42,300
     1,600   Carter-Wallace, Inc...........................      32,200
       800   Cascade Natural Gas Corp......................      13,350
     1,200   Casella Waste Systems, Inc. -
               Class A/(a)/................................      12,900
     4,786   Casey's General Stores, Inc...................      49,655
     2,100   Cash America International Inc................      15,488
     1,310   Castle & Cooke, Inc. /(a)/....................      25,299
     3,619   Catalytica, Inc./(a)/.........................      39,809
     8,149   Catellus Development
               Corp./(a)/..................................     122,235
       700   Cathay Bancorp, Inc...........................      32,462
     1,700   CB Richard Ellis Services,
               Inc./(a)/...................................      15,513
     1,900   CBL & Associates Properties,
               Inc.........................................      47,381
     5,051   CBRL Group, Inc...............................      74,187
     1,800   CCC Information Services
               Group/(a)/..................................      19,125
     2,666   C-COR.net Corp./(a)/..........................      71,982
     3,228   C-Cube Microsytems, Inc./(a)/.................      63,350
       900   CDI Corp./(a)/................................      18,338
     2,203   CEC Entertainment, Inc./(a)/..................      56,452
       900   Celeritek, Inc./(a)/..........................      36,731
     2,700   Cell Genesys, Inc./(a)/.......................      75,600
     1,729   Cell Pathways, Inc./(a)/......................      40,631
     2,150   Cell Therapeutics, Inc./(a)/..................      65,844
     2,600   CellNet Data Systems, Inc./(a)/...............         130
     1,700   CenterPoint Properties Corp...................      69,275
       600   Centex Construction
               Products, Inc...............................      13,612
     5,579   Centex Corp...................................     131,107
       400   Centillium Communications,
               Inc./(a)/...................................      27,600
     1,632   Central Garden & Pet Co./(a)/.................      14,637
       950   Central Parking Corp..........................      22,503
     4,728   Century Business Services,
               Inc./(a)/...................................       9,161
       800   Century South Banks, Inc......................      15,500
     2,183   Cerner Corp./(a)/.............................      59,487
       561   Cerus Corp./(a)/..............................      28,716
     1,000   CFW Communications Co.........................      37,500

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,100   CH Energy Group, Inc.......................... $    37,331
     3,600   Champion Enterprises, Inc./(a)/...............      17,550
       700   Championship Auto Racing
               Teams, Inc./(a)/............................      17,850
    10,100   Charming Shoppes, Inc./(a)/...................      51,447
     1,700   Charter Municipal Mortgage
               Acceptance Co...............................      20,931
     1,800   Chateau Communities, Inc......................      50,850
     1,250   Cheap Tickets, Inc./(a)/......................      15,000
     2,500   Checkpoint Systems, Inc./(a)/.................      18,750
     1,400   Chelsea GCA Realty, Inc.......................      48,388
     1,100   Chemed Corp...................................      31,006
     1,400   ChemFirst, Inc................................      33,775
     1,157   Chemical Financial Corp.......................      30,082
     1,333   Chesapeake Corp...............................      39,490
     7,120   Chesapeake Energy Corp./(a)/..................      55,180
     1,544   Chico's FAS, Inc./(a)/........................      30,880
     4,700   Chiquita Brands
               International, Inc..........................      18,506
     1,261   ChiRex, Inc./(a)/.............................      25,220
     2,315   Chittenden Corp...............................      56,573
     4,047   Choice Hotels Corp., Inc. /(a)/...............      40,217
       500   Choice One Communications,
               Inc./(a)/...................................      20,406
       800   Chordiant Software, Inc./(a)/.................      13,300
     2,812   Church & Dwight Co., Inc......................      50,616
       619   Churchill Downs, Inc..........................      14,469
     3,747   CIBER, Inc./(a)/..............................      49,648
     1,728   Circle International
               Group, Inc..................................      43,416
     5,486   Cirrus Logic, Inc./(a)/.......................      87,776
     3,506   Citadel Communications
               Corp./(a)/..................................     122,491
     3,354   Citizens Banking Corp.........................      54,450
       374   CityBank......................................       9,771
     2,970   Claire's Stores, Inc..........................      57,172
     2,050   Clarcor, Inc..................................      40,744
     1,800   Clarent Corp./(a)/............................     128,700
     1,300   Clarus Corp./(a)/.............................      50,537
     7,085   Clayton Homes, Inc............................      56,680
       600   Clayton Williams Energy,
               Inc./(a)/...................................      19,163
     1,930   Cleco Corp....................................      64,655
     1,600   Cleveland-Cliffs, Inc.........................      41,300
     1,100   click2 learn.com, Inc./(a)/...................      19,387
       600   Closure Medical Corp./(a)/....................      13,800
     3,213   CMP Group, Inc................................      94,181
     1,200   CNA Surety Corp...............................      14,325
     3,663   CNF Transportation, Inc.......................      83,333
     1,300   Coachmen Industries, Inc......................      14,950
     2,300   Cobalt Networks, Inc./(a)/....................     133,112
       300   Coca Cola Bottling
               Consolidated................................      13,650
   Shares                   Description                         Value
       600   Cognizant Technology
               Solutions Corp./(a)/........................ $    19,912
     2,074   Coherent, Inc./(a)/...........................     173,957
     1,683   Cohu, Inc.....................................      45,388
     1,928   Coinstar, Inc./(a)/...........................      19,401
       400   Coldwater Creek, Inc./(a)/....................      12,050
       467   Collateral Therapeutics, Inc./(a)/............      11,843
     5,182   Collins & Aikman Corp.........................      26,882
     1,900   Colonial Properties Trust.....................      52,012
     1,800   Columbia Laboratories, Inc./(a)/..............      10,350
       600   Columbia Sportswear Co./(a)/..................      16,125
     1,500   Columbus McKinnon Corp........................      20,813
     2,119   Com21, Inc./(a)/..............................      52,975
     2,671   Comfort Systems USA, Inc./(a)/................      10,684
     3,052   Commerce Bancorp, Inc.........................     140,392
     2,000   Commerce Group Inc............................      59,000
     5,453   Commercial Federal Corp.......................      84,862
     1,000   Commercial Metals Co..........................      27,500
     2,400   Commercial Net Lease Realty...................      25,200
       916   Commonwealth Telephone
               Enterprises, Inc./(a)/......................      43,109
     5,341   Community First
               Bankshares, Inc.............................      87,125
     1,983   Complete Business
               Solutions, Inc./(a)/........................      34,826
       793   CompuCredit Corp./(a)/........................      23,790
     2,696   Computer Horizons Corp./(a)/..................      36,228
     2,800   Computer Network
               Technology Corp./(a)/.......................      48,650
       100   CompX International, Inc......................       2,031
     3,924   COMSAT Corp...................................      92,214
     2,524   Comstock Resource, Inc./(a)/..................      20,192
     2,000   Concord Camera Corp./(a)/.....................      41,750
     1,600   Concord Communications, Inc./(a)/.............      63,800
     4,304   Concurrent Computer Corp./(a)/................      56,490
     8,623   Conectiv, Inc.................................     134,195
     1,641   CONMED Corp./(a)/.............................      42,461
     2,711   Connetics Corp,/(a)/..........................      39,818
     1,800   CONSOL Energy, Inc............................      27,225
     1,775   Consolidated Products, Inc./(a)/..............      15,975
     1,100   Cooper Companies, Inc.........................      40,012
     4,492   Cooper Tire & Rubber Co.......................      49,973
     3,100   Copart, Inc./(a)/.............................      49,600
     1,125   CoreComm, Inc./(a)/...........................      21,937
       300   Corinthian Colleges, Inc./(a)/................       7,031
     1,800   Corixa Corp./(a)/.............................      77,287
     3,225   Corn Products International,
               Inc.........................................      85,463
     3,300   Cornerstone Realty Income
               Trust, Inc..................................      33,000
     1,683   Corsair Communications,
               Inc./(a)/...................................      48,386
       900   Corus Bankshares, Inc.........................      23,794

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     2,101   Cost Plus, Inc./(a)/.......................... $    60,272
       800   CoStar Group, Inc./(a)/.......................      20,050
     1,800   Coulter Pharmaceutical, Inc./(a)/.............      36,900
     2,800   Cousins Properties, Inc.......................     107,800
     4,800   Covance, Inc./(a)/............................      42,300
     5,000   Coventry Health Care, Inc./(a)/...............      66,641
       600   CPB, Inc......................................      15,000
       588   CPI Corp......................................      12,421
     3,100   Crawford & Co. - Class B......................      34,100
     2,431   Creative BioMolecules, Inc./(a)/..............      34,034
     1,800   Credit Acceptance Corp./(a)/..................      10,013
     1,306   Creditrust Corp./(a)/.........................       1,714
       968   Crestline Capital Corp./(a)/..................      16,517
     9,433   Crompton Corp.................................     115,554
     4,058   Cross Timbers Oil Co..........................      89,783
       664   Crossman Communities, Inc./(a)/...............      10,956
       600   Crossroads Systems, Inc./(a)/.................      15,150
       467   CryoLife, Inc./(a)/...........................      10,741
     1,560   CSK Auto Corp./(a)/...........................      11,797
       600   CSS Industries, Inc./(a)/.....................      12,262
     1,500   CT Communications, Inc........................      42,656
     1,373   CTC Communications Group,
               Inc./(a)/...................................      49,428
     1,200   CTG Resources, Inc............................      44,025
     2,290   CTS Corp......................................     103,050
     2,057   Cubist Pharmaceuticals,
               Inc./(a)/...................................     101,307
     5,111   Cullen/Frost Bankers, Inc.....................     134,483
     3,170   Cummins Engine Co., Inc.......................      86,382
     3,828   Cumulus Media, Inc. -
               Class A/(a)/................................      34,931
     1,400   Cuno, Inc./(a)/...............................      32,375
     2,100   CuraGen Corp./(a)/............................      79,931
       400   Curtiss-Wright Corp...........................      14,875
     1,122   CV Therapeutics, Inc./(a)/....................      77,769
     1,262   CVB Financial Corp............................      19,955
     4,400   Cyber-Care, Inc./(a)/.........................      43,794
     1,870   CyberSource Corp./(a)/........................      25,829
     1,851   Cyberonics, Inc./(a)/.........................      22,212
       748   CyberOptics Corp./(a)/........................      34,595
     1,623   Cybex Computer Products
               Corp./(a)/..................................      69,789
     2,500   Cygnus, Inc./(a)/.............................      35,625
     1,402   Cylink Corp./(a)/.............................      23,484
     2,474   Cymer, Inc./(a)/..............................     118,133
     3,500   Cytec Industries, Inc./(a)/...................      86,406
     6,800   CYTOGEN Corp./(a)/............................      68,850
     4,151   D.R. Horton, Inc..............................      56,298
     1,100   Dain Rausher Corp.............................      72,600
     4,725   Dal-Tile International, Inc./(a)/.............      38,981
     5,800   Data Broadcasting Corp./(a)/..................      36,612
     1,400   Data Return Corp./(a)/........................      40,600
     1,006   Datascope Corp./(a)/..........................      36,216
   Shares                   Description                         Value
     1,974   Datastream Systems, Inc./(a)/................. $    24,675
     1,300   David's Bridal, Inc./(a)/.....................      15,031
     1,309   Davox Corp./(a)/..............................      16,935
     1,215   DDi Corp./(a)/................................      34,627
     3,396   Dean Foods Co.................................     107,611
     4,000   Del Monte Foods Co./(a)/......................      27,250
     2,277   Del Webb Corp./(a)/...........................      34,867
     1,700   Delco Remy International,
               Inc./(a)/...................................      14,131
     1,536   Delphi Financial Group, Inc. -
               Class A/(a)/................................      52,128
     3,168   Delta and Pine Land Co........................      79,398
     1,200   Deltathree.com, Inc./(a)/.....................      17,475
     1,100   Deltic Timber Corp............................      23,512
     2,524   Dendrite International, Inc./(a)/.............      84,081
       700   Detroit Diesel Corp...........................      10,325
     4,846   Developers Diversified Realty
               Corp........................................      72,387
     1,968   Dexter Corp...................................      94,464
       900   Diagnostic Products Corp......................      28,800
     1,660   Diamond Technology Partners,
               Inc./(a)/...................................     146,080
     1,100   Digene Corp./(a)/.............................      44,412
       841   Digimarc Corp./(a)/...........................      32,378
     2,057   Digital Courier Technologies,
               Inc./(a)/...................................      13,113
     1,000   Digital Impact, Inc./(a)/.....................      14,125
     1,122   Digital Insight Corp./(a)/....................      38,148
     5,600   Digital Island, Inc./(a)/.....................     272,300
     2,200   Digital River, Inc./(a)/......................      16,912
     7,827   Dillard's, Inc. - Class A.....................      95,881
     1,406   Dime Community Bancorp,
               Inc.........................................      22,848
     1,960   Dionex Corp./(a)/.............................      52,430
     1,000   Direct Focus, Inc./(a)/.......................      49,000
       500   Diversa Corp./(a)/............................      16,562
     1,300   Documentum, Inc./(a)/.........................     116,188
     3,283   Dole Food Co..................................      53,759
     2,000   Dollar Thrifty Automotive
               Group, Inc./(a)/............................      36,875
     3,400   Donaldson Co., Inc............................      67,150
     2,700   Doral Financial Corp..........................      30,881
     1,000   Dover Downs Entertainment.....................      14,000
     1,610   Downey Financial Corp.........................      46,690
     1,200   Dress Barn, Inc./(a)/.........................      26,550
     1,000   Dreyer's Grand Ice Cream, Inc.................      21,000
       700   Dril-Quip, Inc./(a)/..........................      32,725
     2,300   drugstore.com, Inc./(a)/......................      17,322
     1,028   DSET Corp./(a)/...............................      31,225
     2,805   DSL.net, Inc./(a)/............................      28,926
     2,300   DSP Communications, Inc./(a)/.................     128,800
     1,482   Duane Reade, Inc./(a)/........................      38,162
       561   DuPont Photomasks, Inc./(a)/..................      38,429

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,682   Dura Automotive Systems,
               Inc./(a)/................................... $    18,187
     4,500   Dura Pharmaceuticals, Inc./(a)/...............      64,688
     1,400   DUSA Pharmaceuticals, Inc./(a)/...............      41,300
       800   DVI, Inc./(a)/................................      12,800
     2,618   e-MedSoft.com/(a)/............................      20,944
     5,686   e. spire Communications,
               Inc./(a)/...................................      38,380
     1,160   E.W. Blanch Holdings, Inc.....................      23,563
     3,360   Earthgrains Co................................      65,310
     1,000   EarthShell Corp./(a)/.........................       3,031
     3,035   East West Bancorp, Inc........................      43,628
     1,200   EastGroup Properties, Inc.....................      25,275
     2,600   Eaton Vance Corp..............................     120,250
       700   eBenX, Inc./(a)/..............................      14,831
     3,906   Eclipsys Corp./(a)/...........................      29,295
     1,600   Edison Schools, Inc./(a)/.....................      37,100
     1,574   Education Management Corp./(a)/...............      28,430
     4,559   Edwards LifeSciences Corp./(a)/...............      84,341
     3,833   EEX Corp./(a)/................................      22,279
     2,100   eGain Communications Corp./(a)/...............      25,462
     1,601   EGL, Inc./(a)/................................      49,231
     3,553   eGlobe, Inc./(a)/.............................      10,659
     5,600   El Paso Electric Co./(a)/.....................      62,650
     3,176   Elan Corp.....................................       1,588
     1,700   Elantec Semiconductor, Inc./(a)/..............     118,362
     2,060   Elcor Corp....................................      47,380
     1,200   Electric Lightwave, Inc. -
               Class A/(a)/................................      22,425
     1,100   Electro Rent Corp./(a)/.......................      13,475
     2,256   Electro Scientific Industries,
               Inc./(a)/...................................      99,334
     2,219   Electroglas, Inc./(a)/........................      47,709
     1,000   Electronics Boutique Holdings
               Corp./(a)/..................................      16,375
     3,861   eLoyality Corp./(a)/..........................      49,228
       600   Embarcadero Technologies,
               Inc./(a)/...................................      17,625
     1,200   EMCOR Group, Inc./(a)/........................      27,825
     1,100   EMCORE Corp./(a)/.............................     132,000
     1,122   Emisphere Technologies,
               Inc./(a)/...................................      47,808
     1,000   Empire District Electric Co...................      22,062
     4,058   Encompass Services Corp./(a)/.................      23,334
     1,215   Endocare, Inc./(a)/...........................      24,604
     3,000   Energen Corp..................................      65,437
     1,309   Energy Conversion Devices,
               Inc./(a)/...................................      33,216
     2,500   Enhance Financial Services
               Group, Inc..................................      35,937
     1,075   Entertainment Properties Trust................      14,848
     1,400   EntreMed, Inc./(a)/...........................      41,913
     1,885   Enzo Biochem, Inc./(a)/.......................     130,065
   Shares                   Description                         Value
     3,596   Enzon, Inc./(a)/.............................. $   152,830
       561   EpicEdge, Inc./(a)/...........................      12,903
     1,864   ePresence, Inc./(a)/..........................      13,514
     5,400   Equity Inns, Inc..............................      33,075
       467   ESCO Electronics Corp./(a)/...................       7,939
     1,000   eSPEED, Inc. - Class A/(a)/...................      43,437
     2,019   ESS Technology, Inc./(a)/.....................      29,275
     1,500   Essex Property Trust, Inc.....................      63,000
     1,500   Esterline Technologies Corp./(a)/.............      22,313
     3,382   Ethan Allen Interiors, Inc....................      81,168
     3,600   Ethyl Corp....................................       9,000
     1,000   E'Town Corp...................................      66,438
     5,900   eToys, Inc./(a)/..............................      37,428
     1,486   Evergreen Resources, Inc./(a)/................      44,023
     1,541   Exar Corp./(a)/...............................     134,356
     1,200   Excalibur Technologies Corp./(a)/.............      47,925
       935   Excel Technology, Inc./(a)/...................      47,042
     2,800   eXcelon Corp./(a)/............................      22,225
     2,222   Exchange Applications, Inc./(a)/..............      59,161
       600   Exelixis, Inc./(a)/...........................      20,025
     2,155   Exide Corp....................................      17,240
     5,447   Extended Stay America, Inc./(a)/..............      50,385
       700   Extended Systems, Inc./(a)/...................      67,200
       500   Extensity, Inc./(a)/..........................      17,125
     1,600   F5 Networks, Inc./(a)/........................      87,300
       800   F&M Bancorp...................................      15,800
     2,021   F&M National Corp.............................      42,441
     1,612   F.N.B. Corp., Pennsylvania....................      33,247
     1,383   F.Y.I., Inc./(a)/.............................      46,590
     1,183   Factory 2-U Stores, Inc./(a)/.................      44,732
     1,600   FactSet Research Systems,
               Inc.........................................      45,200
       800   Fair Isaac & Co., Inc.........................      35,200
     3,900   Fairfield Communities, Inc./(a)/..............      30,713
       500   Farmers Capital Bank Corp.....................      15,187
       900   FBL Financial Group, Inc. -
               Class A.....................................      14,175
     2,300   Fedders Corp..................................      13,369
     5,400   Federal-Mogul Corp............................      51,637
     3,598   Federal Realty Investment
               Trust.......................................      71,960
     3,830   Federal Signal Corp...........................      63,195
     3,231   FelCor Lodging Trust, Inc.....................      59,773
     1,402   FEI Co........................................      42,761
     2,932   Ferro Corp....................................      61,572
     5,301   Fidelity National Financial, Inc..............      97,075
     2,828   FileNet Corp./(a)/............................      51,965
       900   Financial Federal Corp./(a)/..................      15,637
       600   FirePond, Inc./(a)/...........................      21,600
     4,500   First American Financial Corp.................      64,406
     1,900   First Bancorp/Puerto Rico.....................      35,269
       800   First Busey Corp..............................      13,150
     2,200   First Charter Corp............................      34,650

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
       400   First Citizens BancShares,
               Inc. - Class A.............................. $    23,800
     4,680   First Commonwealth
               Financial Corp..............................      42,412
     1,300   First Consulting Group, Inc./(a)/.............       7,231
     1,000   First Federal Capital Corp....................      11,063
     2,845   First Financial Bancorp.......................      56,011
       750   First Financial Bankshares, Inc...............      20,625
       605   First Financial Corp.,
               Indiana/(a)/................................      18,453
       900   First Financial Holdings......................      12,375
       600   First Indiana Corp............................      11,925
     3,192   First Industrial Realty
               Trust, Inc..................................      94,164
       850   First Merchants Corp..........................      18,009
     3,317   First Midwest Bancorp, Inc....................      77,120
     1,500   First Niagara Financial
               Group, Inc..................................      14,062
     2,682   First Sentinel Bancorp, Inc...................      22,043
       781   First Source Corp.............................      12,252
     2,000   First United Bancshares, Inc..................      30,375
       700   First Washington Realty
               Trust, Inc..................................      15,444
     2,600   FirstCom Corp./(a)/...........................      39,162
     1,300   FirstFed Financial Corp.......................      18,363
     3,460   Fisher Scientific
               International/(a)/..........................      85,635
     2,877   Fleetwood Enterprises, Inc....................      40,997
     3,154   Fleming Companies, Inc........................      41,199
     1,600   Florida Rock Industries, Inc..................      57,000
     3,200   Flowserve Corp................................      48,200
     1,500   Footstar, Inc./(a)/...........................      49,875
       748   Forcenergy, Inc./(a)/.........................      15,053
     1,400   Forest City Enterprises,
               Inc. - Class A..............................      46,725
     2,760   Forest Oil Corp./(a)/.........................      43,987
     1,100   Forrester Research, Inc./(a)/.................      80,094
     1,425   Forward Air Corp./(a)/........................      57,000
     1,094   Fossil, Inc./(a)/.............................      21,265
     4,400   Foster Wheeler Corp...........................      37,950
     8,555   Foundation Health Systems,
               Inc. - Class A/(a)/.........................     111,215
     4,092   Franchise Finance Corp.
               of America..................................      94,116
       400   Franklin Electric Co., Inc....................      27,100
    12,341   Freeport-McMoRan Copper
               & Gold, Inc. - Class B/(a)/.................     114,154
     3,148   Fremont General Corp..........................      12,395
     3,469   Friede Goldman
               International, Inc./(a)/....................      31,004
     2,100   Friedman, Billings Ramsey
               Group, Inc./(a)/............................      17,062
     1,500   Fritz Cos, Inc./(a)/..........................      15,469
   Shares                   Description                         Value
     1,486   Frontier Airlines, Inc./(a)/.................. $    21,268
     1,100   Frontier Financial Corp.......................      20,212
     1,309   Frontier Oil Corp.............................      10,472
     2,400   Frontline Capital Group/(a)/..................      51,150
     2,541   FSI International, Inc./(a)/..................      55,108
       200   FuelCell Energy, Inc./(a)/....................      13,812
     1,374   Fuller (H.B.) Co..............................      62,603
     5,253   Fulton Financial Corp.........................      92,912
     5,055   Furniture Brands International,
               Inc./(a)/...................................      76,457
     3,600   FutureLink Corp./(a)/.........................      25,875
     1,572   G&K Services, Inc. - Class A..................      39,398
     2,020   Gables Residential Trust......................      52,141
     3,106   Gallagher (Arthur J.) & Co....................     130,452
     1,050   Gardner Denver Machinery,
               Inc./(a)/...................................      18,769
     5,685   Gartner Group, Inc. -
               Class A/(a)/................................      68,220
     1,400   GaSonics International
               Corp./(a)/..................................      55,212
     4,600   Gaylord Container Corp. -
               Class A/(a)/................................      12,362
     1,600   Gaylord Entertainment, Inc....................      34,400
       840   GBC Bancorp...................................      24,570
       500   GC Cos./(a)/..................................      11,188
     1,751   GelTex Pharmaceuticals, Inc./(a)/.............      35,786
     2,700   GenCorp., Inc.................................      21,600
     2,100   Gene Logic, Inc./(a)/.........................      74,944
     2,650   General Cable Corp............................      21,531
     3,900   General Communication -
               Class A/(a)/................................      19,988
     2,600   General Semiconductor, Inc./(a)/..............      38,350
     2,400   Genesco, Inc./(a)/............................      38,550
     1,900   Genome Therapeutics Corp./(a)/................      57,831
       600   Genomic Solutions, Inc./(a)/..................       8,775
     3,000   GenRad, Inc./(a)/.............................      27,000
       700   Genta Inc./(a)/...............................       4,550
     1,460   Gentek, Inc...................................      16,334
     1,400   Genzyme Transgenics Corp./(a)/................      37,975
     1,804   Geon Co.......................................      33,374
     2,647   Georgia Gulf Corp.............................      55,091
     1,400   Geoworks Corp./(a)/...........................      22,050
     1,600   Gerber Scientific, Inc........................      18,400
     2,100   Geron Corp./(a)/..............................      67,200
       500   Gibraltar Steel Corp..........................       7,000
     2,200   Glatefelter (P.H.) Co.........................      22,412
     5,481   Glenayre Technologies, Inc./(a)/..............      57,893
     2,551   Glenborough Realty Trust, Inc.................      44,483
     1,900   Glimcher Realty Trust.........................      27,312
         1   Global Crossing Ltd./(a)/.....................          24
     1,589   GlobalNet Financial.com, Inc..................      33,369
     1,444   Globix Corp./(a)/.............................      42,327
     2,261   Go2Net, Inc./(a)/.............................     113,757

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
       561   Golden Telcom, Inc./(a)/...................... $    16,690
     1,200   GoAmerica, Inc./(a)/..........................      18,525
     2,500   GoTo.com, Inc./(a)/...........................      38,281
     1,393   Graco, Inc....................................      45,272
     1,600   Granite Construction, Inc.....................      39,200
       400   Great American Financial
               Resources, Inc..............................       7,075
     1,468   Great Atlantic & Pacific Tea Co...............      24,406
     4,531   Great Lakes Chemical Corp.....................     142,726
     1,400   Great Lakes REIT, Inc.........................      23,800
     1,383   Great Plains Software, Inc./(a)/..............      27,141
     1,927   Greater Bay Bancorp...........................      90,087
        50   Grey Advertising, Inc.........................      26,000
    13,900   Grey Wolf, Inc./(a)/..........................      69,500
       600   GRIC Communication, Inc./(a)/.................      10,762
     1,100   Grief Bros Corp. - Class A....................      33,825
     2,700   Griffon Corp./(a)/............................      15,019
     1,400   Group 1 Automotive, Inc./(a)/.................      16,800
     3,100   GTech Holding Corp./(a)/......................      70,331
       900   Guess, Inc./(a)/..............................      12,600
     2,500   Guilford Pharmaceuticals, Inc./(a)/...........      37,656
     1,800   Guitar Center, Inc./(a)/......................      18,900
     2,100   Haemonetics Corp./(a)/........................      44,100
     2,882   Hain Celestial Group, Inc./(a)/...............     105,733
     1,000   Hall, Kinion & Associates, Inc./(a)/..........      33,312
     3,900   HA-LO Industries/(a)/.........................      21,937
       700   Hancock Holding Co............................      23,800
     2,355   Handleman Co./(a)/............................      29,438
     4,154   Hanna (M.A.) Co...............................      37,386
     6,512   Hanover Direct, Inc./(a)/.....................      10,175
       901   Harbor Florida Bancorp, Inc...................       9,404
     2,500   Harland (John H.) Co..........................      37,344
     1,000   Harleysville Group, Inc.......................      16,750
       610   Harleysville National Corp....................      19,977
     1,568   Harman International Industries,
               Inc.........................................      95,648
       200   Harris Financial, Inc.........................       1,238
     3,300   Harsco Corp...................................      84,150
     1,500   Haverty Furniture Companies,
               Inc.........................................      12,750
     2,712   Hawaiian Electric Industries..................      88,987
     1,500   Hayes Lemmerz International,
               Inc./(a)/...................................      18,094
     3,277   HCC Insurance Holdings, Inc...................      61,853
     4,201   Health Care Property Investors,
               Inc.........................................     114,477
     2,475   Health Care REIT, Inc.........................      40,219
     3,291   Healthcare Realty Trust, Inc..................      56,153
     1,200   Heartland Express, Inc./(a)/..................      20,025
       300   HEICO Corp....................................       4,275
     1,800   Heidrick & Struggles
               International, Inc./(a)/....................     113,625
     2,205   Helix Technology Corp.........................      85,995
   Shares                   Description                         Value
     2,300   Henry Schein, Inc./(a)/....................... $    39,675
       966   Herbalife International, Inc. -
               Class A.....................................       8,452
     1,100   Hexcel Corp./(a)/.............................      10,450
       561   Hickory Tech Corp.............................       6,837
       761   hi/fn, Inc./(a)/..............................      33,769
     3,500   High Speed Access Corp./(a)/..................      22,969
     5,640   Highwoods Properties, Inc.....................     135,360
     1,100   Hilb, Rogal and Hamilton Co...................      38,156
     2,074   HNC Software, Inc./(a)/.......................     128,070
     3,005   Hollonger International, Inc..................      40,943
     2,500   Hollywood Entertainment
               Corp./(a)/..................................      19,688
     1,600   Home Properties of New
               York, Inc...................................      48,000
     2,600   HomeGrocer.com, Inc./(a)/.....................      15,681
     4,044   HON INDUSTRIES, Inc...........................      95,034
     5,500   Hooper Holmes, Inc............................      44,000
     3,968   Horace Mann Educators
               Corp........................................      59,520
     1,300   Horizon Offshore, Inc./(a)/...................      20,150
     5,198   Hospitality Properties Trust..................     117,280
     1,000   Hot Topic, Inc./(a)/..........................      32,000
       600   Hotel Reservations Network,
               Inc. Class A/(a)/...........................      17,850
     2,702   Houghton Mifflin Co...........................     126,150
       600   Houston Exploration Co./(a)/..................      15,075
    14,100   HRPT Properties Trust.........................      97,819
     1,800   HS Resources, Inc./(a)/.......................      54,000
     3,100   HSB Group, Inc................................      96,487
     5,193   Hudson United Bancorp.........................     116,518
     1,900   Hughes Supply, Inc............................      37,525
    11,993   Humana, Inc./(a)/.............................      58,466
     1,700   Hunt (J.B.) Transport
               Services, Inc...............................      26,244
     2,600   Hutchinson Technology/(a)/....................      37,050
     1,000   Hypercom Corp./(a)/...........................      14,375
     2,680   Hyperion Solutions Corp./(a)/.................      86,932
     1,000   Hyseq, Inc./(a)/..............................      45,437
         1   i2 technologies, Inc./(a)/....................          31
     1,100   iBasis, Inc./(a)/.............................      47,369
     1,300   iBEAM Broadcasting Corp./(a)/.................      23,400
       900   Ibis Technolgy Corp./(a)/.....................      54,337
     4,000   ICG Communications, Inc./(a)/.................      88,250
     3,760   Idacorp, Inc..................................     121,260
     2,000   Identix, Inc./(a)/............................      31,375
     2,500   IDEX Corp.....................................      78,906
     3,096   IDEXX Laboratories Inc./(a)/..................      70,821
     1,774   IDT Corp./(a)/................................      60,205
     1,300   IDX Systems Corp./(a)/........................      18,363
     3,206   iGATE Capital Corp./(a)/......................      44,083
     1,206   IGEN International, Inc./(a)/.................      19,974
     1,600   IHOP Corp./(a)/...............................      26,800

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
       300   II-VI Inc./(a)/............................... $    14,512
    11,286   IKON Office Solutions, Inc....................      43,733
     1,963   ILEX OnOclogy, Inc./(a)/......................      69,196
     1,589   Illuminet Holdings, Inc./(a)/.................      80,840
     3,003   Imation Corp./(a)/............................      88,213
     5,329   Imatron, Inc./(a)/............................      12,490
     1,215   Immersion Corp./(a)/..........................      36,450
     3,179   ImmunoGen, Inc./(a)/..........................      38,347
     2,500   Immunomedics, Inc./(a)/.......................      61,250
       964   IMPATH, Inc./(a)/.............................      52,297
       600   IMPCO Technologies, Inc./(a)/.................      25,425
     4,073   Imperial Bancorp/(a)/.........................      63,641
       800   IMPSAT Fiber Networks,
               Inc./(a)/...................................      13,400
     2,000   IMRglobal Corp./(a)/..........................      26,125
     2,141   In Focus Systems, Inc./(a)/...................      68,913
       935   INAMED Corp./(a)/.............................      34,244
     7,042   Independence Community
                Bank.......................................      93,307
     5,820   IndyMac Mortgage
               Holdings, Inc...............................      78,934
     2,000   InfoUSA Inc./(a)/.............................      13,000
       840   Infogrames, Inc./(a)/.........................       6,825
     2,000   Informatica Corp./(a)/........................     163,875
     2,400   Information Architects
               Corp./(a)/..................................      16,650
       700   Information Holdings, Inc./(a)/...............      25,900
       700   Ingles Markets, Inc. -
               Class A.....................................       7,306
     1,403   Inhale Therapeutic Systems/(a)/...............     142,361
     3,200   Innkeepers USA Trust..........................      29,200
     5,329   Inprise Corp./(a)/............................      32,640
     4,200   Input/Output, Inc./(a)/.......................      35,437
     3,179   Insight Communications
               Company, Inc./(a)/..........................      49,672
     1,875   Insight Entreprises, Inc./(a)/................     111,211
     1,466   Insignia Financial Group,
               Inc. - Class A/(a)/.........................      14,660
     2,090   Insituform Technologies -
               Class A/(a)/................................      56,691
     1,122   Insurance Auto Auctions,
               Inc./(a)/...................................      23,702
     1,322   Integra Bank Corp.............................      22,474
     1,500   Integrated Circuit Systems,
               Inc./(a)/...................................      25,687
     2,100   Integrated Electrical Services,
               Inc./(a)/...................................      10,762
     1,900   Integrated Silicon Solution,
               Inc./(a)/...................................      72,200
     3,646   InteliData Technology
               Corp./(a)/..................................      37,599
       900   Interact Commerce Corp./(a)/..................      10,631
       500   Interactive Intelligence,
               Inc./(a)/...................................      18,750
   Shares                   Description                         Value
     4,560   InterDigital Communications
               Corp./(a)/.................................. $    75,525
     3,841   Interface, Inc................................      14,644
     3,424   Intergraph Corp./(a)/.........................      25,894
     4,643   Interim Services Inc./(a)/....................      82,413
     3,646   Interliant, Inc./(a)/.........................      84,997
     1,028   Interlink Electronics, Inc./(a)/..............      43,047
       275   Interlogix, Inc./(a)/.........................       3,781
     4,200   Intermedia Communications,
               Inc./(a)/...................................     124,950
       400   Intermune Pharmaceuticals,
               Inc./(a)/...................................      16,525
     1,281   International Bancshares
               Corp........................................      41,793
     2,500   International FiberCom,
               Inc./(a)/...................................      63,750
     4,100   International Home Foods,
               Inc./(a)/...................................      85,844
     1,100   International Multifoods Corp.................      19,044
     1,100   International Speciality
               Products, Inc...............................       6,256
       700   internet.com Corp./(a)/.......................      13,781
     4,114   Internet Pictures Corp./(a)/..................      62,224
       900   Interpool, Inc................................       8,775
     4,100   Interstate Bakeries Corp......................      57,400
     4,862   Intertrust Technologies Corp./(a)/............      99,975
     2,290   Inter-Tel, Inc................................      36,783
     2,287   IntertTAN, Inc./(a)/..........................      26,872
     2,700   InterVoice-Brite, Inc.........................      17,719
     1,200   Interwest Bancorp, Inc........................      16,800
     1,776   InterWorld Corp./(a)/.........................      36,408
     1,400   Interwoven, Inc./(a)/.........................     153,978
     1,500   IntraNet Solutions, Inc./(a)/.................      57,562
     1,500   Intraware, Inc./(a)/..........................      24,094
     2,000   Intrusion.com, Inc./(a)/......................      22,625
     2,000   Invacare Corp.................................      52,500
     2,096   Investment Technology
               Group, Inc..................................      89,211
     2,956   Investors Financial Services
               Corp........................................     117,316
       629   Invitrogen Corp./(a)/.........................      47,303
    22,447   Iomega Corp./(a)/.............................      89,788
     1,400   Ionics, Inc./(a)/.............................      42,875
     2,800   IRT Property Co...............................      23,800
       700   Irwin Financial Corp..........................      10,106
     3,568   Isis Pharmaceuticals, Inc./(a)/...............      51,736
     2,711   Isle of Capri Casinos, Inc./(a)/..............      36,768
       935   I-STAT Corp./(a)/.............................      16,304
     4,690   ITC Deltacom, Inc./(a)/.......................     104,646
     1,100   ITT Educational Services,
               Inc./(a)/...................................      19,319
       700   ITXC Corp./(a)/...............................      24,784
     1,690   Ivex Packaging Corp./(a)/.....................      18,801

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     2,500   iVillage, Inc./(a)/........................... $    21,094
     4,000   iXL Enterprises, Inc./(a)/....................      58,000
       300   IXYS Corp./(a)/...............................      16,012
     4,300   J.D. Edwards & Co./(a)/.......................      64,769
     3,398   Jack in the Box, Inc./(a)/....................      83,676
     2,100   Jacobs Engineering Group,
               Inc./(a)/...................................      68,644
     2,200   JAKKS Pacific, Inc./(a)/......................      32,450
     2,082   JDA Software Group, Inc./(a)/.................      39,948
     2,950   JDN Realty Corp...............................      30,053
     1,800   Jefferies Group, Inc..........................      36,338
     3,500   JLG Industries, Inc./(a)/.....................      41,563
       700   JNI Corp./(a)/................................      22,137
       600   John Nuveen Co. - Class A.....................      25,163
     3,411   John Wiley & Sons, Inc. -
               Class A.....................................      76,748
     2,582   Jones Lang LaSalle Inc./(a)/..................      34,534
     4,103   Journal Register Co./(a)/.....................      74,880
       900   JP Realty, Inc................................      16,031
     1,900   Juno Online Services, Inc./(a)/...............      20,425
       800   Just For Feet, Inc./(a)/......................          20
     1,200   Justin Industries, Inc........................      26,250
       900   K-V Pharmaceutical Co./(a)/...................      24,469
     1,100   Kaiser Aluminum Corp./(a)/....................       4,400
     1,800   Kaman Corp. - Class A.........................      19,238
       600   Kansas City Life Insurance Co.................      16,125
     5,918   Kansas City Power & Light
               Co..........................................     133,155
     4,968   Kaufman & Broad Home Corp.....................      98,428
     2,590   Kaydon Corp...................................      54,390
       800   Keithley Instruments, Inc./(a)/...............      69,700
     2,182   Kellwood Co...................................      46,095
     1,400   Kelly Services, Inc...........................      32,375
     2,412   Kennametal, Inc...............................      51,707
       350   Kenneth Cole Productions,
               Inc. - Class A/(a)/.........................      14,000
     2,300   Kent Electronics Corp./(a)/...................      68,569
     6,700   Key Energy Group, Inc./(a)/...................      64,488
     1,309   Key Production Co., Inc./(a)/.................      22,907
     1,500   Keynote Ststems, Inc./(a)/....................     105,844
     5,000   Keystone Financial, Inc.......................     106,250
     3,140   kforce.com, Inc./(a)/.........................      21,784
     2,200   Kilroy Realty Corp............................      57,063
     2,700   Kimball International Inc. -
               Class B.....................................      39,825
     2,036   Kirby Corp./(a)/..............................      43,265
       512   Knight Transportation, Inc./(a)/..............       7,456
     2,200   Koger Equity, Inc.............................      37,125
     2,923   Korn/Ferry International/(a)/.................      92,623
       280   Krispy Kreme Doughnuts, Inc./(a)/.............      20,580
     1,421   Kronos, Inc./(a)/.............................      36,946
     2,000   Kulicke & Soffa Industries,
               Inc./(a)/...................................     118,750
   Shares                   Description                         Value
     2,900   Labor Ready, Inc./(a)/........................ $    19,213
       420   Laboratory Corp. of America
               Holdings/(a)/...............................      32,392
     2,524   LaBranche & Co., Inc./(a)/....................      36,282
     1,500   Laclede Gas Co................................      28,875
     3,400   Lancaster Colony Corp.........................      65,237
     3,200   Lance, Inc....................................      28,800
     1,000   Landamerica Financial Group...................      22,938
     1,800   Landry's Seafood Restaurants,
               Inc./(a)/...................................      15,300
     1,125   Lands' End, Inc./(a)/.........................      37,547
       806   Landstar System, Inc./(a)/....................      48,007
     1,000   LaSalle Hotel Properties......................      14,375
     1,900   Latitude Communications,
               Inc./(a)/...................................      21,256
       400   Lawson Products, Inc..........................       9,850
     4,400   La-Z-Boy Chair, Inc...........................      61,600
     1,200   LCC International, Inc. -
               Class A/(a)/................................      32,775
     2,200   Leap Wireless International,
               Inc./(a)/...................................     103,400
     5,205   Lear Corp./(a)/...............................     104,100
     1,083   Learning Tree International,
               Inc./(a)/...................................      66,334
     3,800   Lee Enterprises. Inc..........................      88,587
     7,300   Legato Systems, Inc./(a)/.....................     110,413
     4,372   Lennar Corp...................................      88,533
     2,618   Lennox International, Inc.....................      34,689
     3,730   Leucadia National Corp........................      85,091
       800   Level 8 Systems, Inc./(a)/....................      16,850
     1,122   Lexicon Genetiocs, Inc./(a)/..................      38,569
     1,300   Lexington Corporate Preporties
               Trust.......................................      14,544
     1,200   Libbey, Inc...................................      38,550
     1,375   Liberty Corp..................................      57,750
     1,000   Liberty Financial Cos., Inc...................      21,937
     1,200   LifeMinders, Inc./(a)/........................      35,475
     3,100   LifePoint Hospitals, Inc./(a)/................      68,975
     4,300   Ligand Pharmaceuticals, Inc. -
               Class B/(a)/................................      56,706
     1,122   Lightbridge, Inc. - Class A/(a)/..............      26,788
     1,200   LightPath Technologies, Inc. -
               Class A/(a)/................................      47,775
     1,900   Lilly Industries, Inc. - Class A..............      57,119
     3,831   Lincare Holdings, Inc./(a)/...................      94,338
     2,974   Lincoln Electric Co...........................      42,379
     1,050   Lindsay Manufacturing Co......................      20,606
     3,300   Linens 'n Things, Inc./(a)/...................      89,513
       200   Liqui-Box Corp................................       9,900
     1,986   Littelfuse, Inc./(a)/.........................      97,314
     2,036   LNR Property Corp.............................      39,702
       654   LodgeNet Entertainment
               Corp./(a)/..................................      15,859

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     3,400   Lone Star Steakhouse &
               Saloon/(a)/................................. $    34,425
     2,236   Lone Star Technologies,
               Inc./(a)/...................................     103,415
     2,083   Longs Drug Stores Corp........................      45,305
     4,400   Longview Fibre Co.............................      48,675
     3,900   LookSmart, Ltd./(a)/..........................      72,150
     1,585   Louis Dreyfus Natural Gas
               Corp./(a)/..................................      49,630
    10,016   Louisiana-Pacific Corp........................     108,924
        70   LTC Healthcare, Inc./(a)/.....................          66
     6,970   LTV Corp......................................      20,039
     3,974   LTX Corp./(a)/................................     138,842
     1,600   Luby's Cafeterias, Inc........................      12,800
     1,000   Lynx Therapeutics, Inc./(a)/..................      47,562
     1,900   M.D.C. Holdings, Inc..........................      35,388
       700   M.S. Carriers, Inc./(a)/......................      12,337
     1,503   MacDermid, Inc................................      35,321
       700   Madison Gas & Electric Co.....................      13,825
     1,911   MAF Bancorp, Inc..............................      34,756
     2,700   MagneTek, Inc./(a)/...........................      21,600
     4,300   Mail.com, Inc./(a)/...........................      24,456
     3,400   Mail Well, Inc./(a)/..........................      29,325
       300   Manhattan Associates, Inc./(a)/...............       7,500
     2,177   Manitowoc Co., Inc............................      58,235
     5,914   Manor Care, Inc./(a)/.........................      41,398
     1,500   Manufactured Home
               Communities, Inc............................      35,906
     1,896   Manugistics Group, Inc./(a)/..................      88,638
       935   MapInfo Corp./(a)/............................      37,984
     1,650   Marcus Corp...................................      20,006
     1,600   Marimba, Inc./(a)/............................      22,300
     3,933   Mark IV Industries, Inc.......................      82,101
       600   Markel Corp./(a)/.............................      84,975
       300   MarketWatch.com, Inc./(a)/....................       5,644
     1,122   Martek Biosciences Corp./(a)/.................      21,037
     1,122   Martha Stewart Living
               Omnimedia, Inc./(a)/........................      24,684
     3,100   MascoTech, Inc................................      33,519
     2,337   Matrix Pharmaceutical, Inc./(a)/..............      30,527
       600   MatrixOne, Inc./(a)/..........................      24,375
     1,300   Matthews International Corp. -
               Class A.....................................      37,700
     1,400   Mattson Technology, Inc./(a)/.................      45,500
     1,883   Maverick Tube Corp./(a)/......................      54,842
     1,496   Maxim Pharmaceuticals,
               Inc./(a)/...................................      76,857
       900   MAXIMUS, Inc./(a)/............................      19,913
     5,796   Maxtor Corp./(a)/.............................      61,220
       600   Maxygen, Inc./(a)/............................      34,059
       654   McAfee.com/(a)/...............................      17,045
       800   McGrath Rentcorp..............................      13,600
       700   MCK Communications, Inc./(a)/.................      16,187
   Shares                   Description                         Value
     1,700   McMoRan Exploration Co./(a)/.................. $    28,050
     1,186   MCSi, Inc./(a)/...............................      30,688
     4,800   MDU Resources Group, Inc......................     103,800
       600   Meade Instruments Corp./(a)/..................      15,075
     2,385   Mechanical Technology, Inc./(a)/..............      35,775
       900   Medallion Financial Corp......................      13,894
     1,200   Media 100 Inc./(a)/...........................      30,900
     1,428   Media General, Inc. - Class A.................      69,347
     1,335   Media Metrix, Inc./(a)/.......................      33,959
     2,300   Mediacom Communications
               Corp./(a)/..................................      35,362
     1,200   Mediaplex, Inc./(a)/..........................      23,175
     1,793   Medical Assurance, Inc./(a)/..................      20,171
     3,600   Medical Manager Corp./(a)/....................     122,625
     1,300   Medicalogic/Medscape, Inc./(a)/...............      12,025
     2,353   Medicis Pharmaceutical
               Corp. - Class A/(a)/........................     134,121
     8,475   Meditrust Co./(a)/............................      31,781
     3,006   MedQuist, Inc./(a)/...........................     102,204
     1,072   MemberWorks, Inc./(a)/........................      36,046
     2,703   MEMC Electronic Materials,
               Inc./(a)/...................................      48,654
     1,796   Mentor Corp...................................      48,829
     6,200   Mentor Graphics Corp./(a)/....................     123,225
     2,082   Mercator Software, Inc./(a)/..................     143,138
     1,500   Merchants New York Bancorp....................      25,781
     1,722   Mercury Computer
               Systems, Inc./(a)/..........................      55,642
     2,009   Mercury General Corp..........................      47,463
     3,511   Meredith Corp.................................     118,496
     1,900   Meridian Resource Corp./(a)/..................      10,806
     4,144   Meristar Hospitality Corp.....................      87,024
     4,457   Meritor Automotive, Inc.......................      49,027
     2,500   Mesa Air Group, Inc./(a)/.....................      13,828
     1,100   Mesaba Holdings, Inc./(a)/....................      10,519
     2,400   MetaCreations Corp./(a)/......................      28,800
     2,200   Metals USA, Inc./(a)/.........................      10,312
       700   Metasolv Software, Inc./(a)/..................      30,800
     3,328   Methode Electronics, Inc. -
               Class A.....................................     128,544
     1,700   Metricom, Inc./(a)/...........................      47,388
     4,935   Metris Cos., Inc..............................     123,992
     6,732   Metrocall, Inc./(a)/..........................      60,588
     4,700   Metromedia International
               Group, Inc./(a)/............................      22,325
     3,290   Mettler-Toledo International,
               Inc./(a)/...................................     131,600
     2,900   MGC Communications, Inc./(a)/.................     173,819
     1,700   MGI Pharma, Inc./(a)/.........................      48,902
     1,641   Michael Foods, Inc............................      40,204
     2,728   Michaels Stores, Inc./(a)/....................     124,977
     3,700   Micron Electronics, Inc./(a)/.................      46,250
     1,883   MICROS Systems, Inc./(a)/.....................      34,953

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,122   Microsemi Corp./(a)/.......................... $    38,078
     2,456   MicroStrategy, Inc./(a)/......................      73,680
       935   Microvision, Inc./(a)/........................      45,815
     3,700   Mid Atlantic Medical Services,
               Inc./(a)/...................................      49,950
     1,400   Mid-America Apartment
               Communities, Inc............................      33,600
       615   MidAmerica Bancorp............................      15,375
     1,300   Midas, Inc....................................      26,000
       280   Midcoast Energy Resources,
               Inc.........................................       4,410
       900   Mid-State Bancshares..........................      24,525
     2,259   Midway Games, Inc./(a)/.......................      18,213
     1,150   MidWest Express Holdings,
               Inc./(a)/...................................      24,725
     2,998   Milacron, Inc.................................      43,471
     5,031   Millennium Chemicals, Inc.....................      85,527
     1,930   Mills Corp....................................      36,308
       700   Mine Safety Appliances Co.....................      16,800
     1,668   Minerals Technologies, Inc....................      76,728
     7,075   Minnesota Power, Inc..........................     122,486
     3,537   MIPS Technologies, Inc. -
               Class A/(a)/................................     150,323
     1,402   Miravant Medical
               Technologies/(a)/...........................      31,282
       400   Mississippi Valley Bancshares,
               Inc.........................................       9,700
     1,700   Mitchell Energy &
               Development Corp. -
               Class A.....................................      54,613
       600   MKS Instruments, Inc./(a)/....................      23,475
     2,582   MMC Networks, Inc./(a)/.......................     137,976
       374   Mobile Mini, Inc./(a)/........................       8,251
     1,322   Modem Media Poppe Tyson,
               Inc./(a)/...................................      16,442
     2,406   Modine Manufacturing Co.......................      64,962
     7,072   Modis Professional Services,
               Inc./(a)/...................................      53,924
     4,031   Mohawk Industries, Inc./(a)/..................      87,674
     1,100   Molecular Devices Corp./(a)/..................      76,106
     1,450   Monaco Coach Corp./(a)/.......................      19,756
       300   Moog, Inc. - Class A/(a)/.....................       7,912
     2,150   Morgan Keegan, Inc............................      31,713
     2,900   Morrison Knudsen Corp./(a)/...................      21,025
     1,080   Morrison Management
               Speclists, Inc..............................      30,442
     1,500   MP3.com, Inc./(a)/............................      20,344
     4,300   MRV Communications, Inc./(a)/.................     289,175
     2,618   MSI Holdings, Inc./(a)/.......................      23,726
     3,396   MTI Tech Corp./(a)/...........................      27,168
     3,500   Mueller Industries, Inc./(a)/.................      98,000
     1,564   Multex.com, Inc./(a)/.........................      39,393
     2,300   Musicland Stores Corp./(a)/...................      17,106
   Shares                   Description                         Value
     1,180   Myers Industries, Inc......................... $    12,685
     1,800   MyPoints.com, Inc./(a)/.......................      34,116
       700   Myriad Genetics, Inc./(a)/....................     103,655
     1,297   N B T Bancorp, Inc............................      13,862
     3,833   Nabi/(a)/.....................................      28,029
       925   NACCO Industries, Inc. -
               Class A.....................................      32,491
     1,100   Nanogen, Inc./(a)/............................      46,681
       600   Nanometrics Inc./(a)/.........................      24,712
     1,200   National Bancorp of Alaska,
               Inc.........................................      43,050
     3,019   National Computer Systems,
               Inc.........................................     148,686
     2,389   National Data Corp............................      54,947
       882   National Discount Brokers
               Group, Inc./(a)/............................      28,114
       900   National Golf Properties, Inc.................      19,012
     1,900   National Health Investors, Inc................      20,900
     1,000   National Information
               Consortium, Inc./(a)/.......................      11,375
     1,376   National Penn Bancshares, Inc.................      28,380
       600   National Presto Industries,
               Inc.........................................      18,450
       800   National Processing, Inc./(a)/................      10,000
       100   National Western Life
               Insurance Co. - Class A/(a)/................       7,200
     4,231   National Service Industries, Inc..............      82,504
     1,300   National Steel Corp. -
               Class B.....................................       5,444
       474   National-Oilwell, Inc./(a)/...................      15,579
     2,600   NationsRent, Inc./(a)/........................       9,913
     3,800   Nationwide Health
               Properties, Inc.............................      52,962
     1,400   Natural MicroSystems Corp./(a)/...............     157,412
     3,200   Nautica Enterprises, Inc./(a)/................      34,200
     2,875   Navigant Consulting, Inc./(a)/................      12,219
     2,900   NBC Internet, Inc. - Class A/(a)/.............      36,250
     4,638   NBTY, Inc./(a)/...............................      29,567
       200   NCH Corp......................................       7,238
     1,600   NCI Building Systems, Inc./(a)/...............      32,400
     1,911   NCO Group, Inc./(a)/..........................      44,192
       636   NEON Systems, Inc./(a)/.......................      11,925
     1,963   NeoRx Corp./(a)/..............................      37,052
     1,122   Neose Technologies, Inc./(a)/.................      47,194
       800   Net2Phone, Inc./(a)/..........................      28,550
     2,244   Netcentives Inc./(a)/.........................      41,794
       400   NetCreations, Inc./(a)/.......................      18,325
     1,412   Net Perceptions, Inc./(a)/....................      22,415
     2,696   Net.B@nk, Inc./(a)/...........................      33,532
     1,418   NetObjects, Inc./(a)/.........................      12,939
     1,402   Netegrity, Inc./(a)/..........................     105,588
     2,200   Net IQ Corp./(a)/.............................     131,175
     1,000   Netopia, Inc./(a)/............................      40,250

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     3,600   NETRIX Corp./(a)/............................. $    44,325
     2,900   Netro Corp./(a)/..............................     166,387
       748   NETsilicon, Inc./(a)/.........................      24,497
       400   Netsol International, Inc./(a)/...............      14,200
     2,992   Network Commerce Inc./(a)/....................      16,456
     1,700   Network Equipment
               Technologies, Inc./(a)/.....................      17,106
     1,683   Network Peripheral, Inc./(a)/.................      28,190
     1,200   Network Plus Corp./(a)/.......................      17,025
     1,870   Neurocrine Biosciences, Inc./(a)/.............      66,502
     1,100   Neurogen Corp./(a)/...........................      31,763
     1,100   New England Business
               Service, Inc................................      17,875
     2,100   New Era of Networks, Inc./(a)/................      89,250
     1,500   New Jersey Resources Corp.....................      57,094
     8,900   New Plan Excel Realty Trust...................     115,700
     5,425   Newpark Resources, Inc./(a)/..................      51,198
     2,500   Newport News Shipbuilding,
               Inc.........................................      91,875
     2,961   NextCard, Inc./(a)/...........................      25,169
     2,900   Nexell Therapeutics, Inc./(a)/................      43,137
     1,200   Nhancement Technologies,
               Inc./(a)/...................................      15,975
       900   Niku Corp./(a)/...............................      30,375
     1,800   NL Industries, Inc............................      27,450
     1,500   Nordson Corp..................................      75,938
       800   Nortek, Inc./(a)/.............................      15,800
     1,100   North Pittsburgh Systems, Inc.................      16,225
       561   NorthEast Optic Network,
               Inc./(a)/...................................      34,572
       800   Northwest Bancorp, Inc........................       5,500
     2,707   Northwest Natural Gas Co......................      60,569
     1,900   Northwestern Corp.............................      43,937
       654   Novadigm, Inc./(a)/...........................      12,916
     1,900   Noven Pharmaceuticals, Inc./(a)/..............      57,119
     1,400   Novoste Corp./(a)/............................      85,400
     1,100   NPC International, Inc./(a)/..................       9,866
     1,870   NPS Pharmaceticals, Inc./(a)/.................      50,022
     1,776   NS Group, Inc./(a)/...........................      37,185
     2,644   Nu Skin Enterprises, Inc./(a)/................      15,203
       400   Nuance Communications, Inc./(a)/..............      33,325
       467   Nucentrix Broadband
               Networks, Inc./(a)/.........................      11,908
     1,900   Nuevo Energy Co./(a)/.........................      35,863
     1,000   NUI Corp......................................      27,000
       300   Numerical Technologies, Inc./(a)/.............      14,587
       782   NVR, Inc./(a)/................................      44,574
     1,870   NYFIX, Inc./(a)/..............................      78,423
     3,300   Oak Technology, Inc./(a)/.....................      71,156
     2,200   Oakley, Inc./(a)/.............................      25,300
     2,200   Objective Systems Integrators,
               Inc./(a)/...................................      23,512
       900   Ocean Financial Corp..........................      16,594
   Shares                   Description                         Value
     1,500   Oceaneering International,
               Inc./(a)/................................... $    28,500
     1,200   O'Charley's, Inc./(a)/........................      16,350
     7,342   OGE Energy Corp...............................     135,827
     2,150   OSI Pharmaceuticals, Inc./(a)/................      61,947
     1,200   Ocular Sciences, Inc./(a)/....................      14,100
     3,000   Ocwen Financial Corp./(a)/....................      16,688
     9,390   OfficeMax, Inc./(a)/..........................      46,950
     2,700   Offshore Logistics, Inc./(a)/.................      38,812
     4,390   Ogden Corp....................................      39,510
     6,342   Ohio Casualty Corp............................      67,384
     3,390   Olin Corp.....................................      55,935
     2,200   OM Group, Inc.................................      96,800
       600   Omega Financial Corp..........................      15,150
     7,401   Omnicare, Inc.................................      67,072
     2,600   Omnova Solutions, Inc.........................      16,250
       800   OMI Corp./(a)/................................       4,350
     2,200   On Assignment, Inc./(a)/......................      67,100
       900   On Command Corp./(a)/.........................      12,825
       400   OnDisplay, Inc./(a)/..........................      32,575
     2,400   On2.com, Inc./(a)/............................      12,300
     1,200   Onvia.com, Inc./(a)/..........................      10,350
     2,775   One Valley Bancorp, Inc.......................      86,719
     1,100   Oneida Ltd....................................      19,525
     2,325   OneMain.com, Inc./(a)/........................      26,156
     3,190   ONEOK, Inc....................................      82,741
     1,942   ONYX Software Corp./(a)/......................      57,653
     3,461   Open Market, Inc./(a)/........................      47,805
       400   Optical Cable Corp./(a)/......................      12,100
       400   ORATEC Interventions, Inc./(a)/...............      13,350
     3,060   Orbital Sciences Corp./(a)/...................      37,294
       800   Orchid Biosciences, Inc./(a)/.................      30,375
     3,848   O'Reilly Automotive, Inc./(a)/................      53,391
     2,693   Organogenesis, Inc./(a)/......................      30,801
       733   Oriental Financial Group......................      10,583
       800   Osicom Technologies, Inc./(a)/................      67,700
     3,400   Orthodontic Centers of
               America, Inc./(a)/..........................      76,925
     1,008   Oshkosh B'Gosh, Inc. -
               Class A.....................................      16,506
     1,625   Oshkosh Truck Corp............................      58,094
     1,600   Otter Tail Power Co...........................      33,600
     2,100   Overseas Shipholding
               Group, Inc..................................      51,713
     3,631   Owens Corning.................................      33,587
     3,700   Owens & Minor, Inc.
               Holding Co..................................      63,594
     1,300   PC-Tel, Inc./(a)/.............................      49,400
       936   P.F. Chang's China Bistro, Inc./(a)/..........      29,894
     2,000   Pacific Capital Bancorp.......................      50,125
     2,300   Pacific Gulf Properties, Inc..................      57,644
     3,137   Pacific Sunwear of California,
               Inc./(a)/...................................      58,819

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
       800   Packard Bioscience Co./(a)/................... $    13,600
     1,600   Packeteer, Inc./(a)/..........................      46,600
     1,122   Pac-West Telecomm, Inc./(a)/..................      22,440
     2,805   Packaging Corp of America/(a)/................      28,401
    12,860   Pactiv Corp./(a)/.............................     101,273
     1,650   Palm, Inc./(a)/...............................      23,925
       700   Pan Pacific Retail Properties.................      14,087
     1,506   Papa John's International, Inc./(a)/..........      36,897
       900   Paradigm Genetics, Inc./(a)/..................      10,969
     1,200   Paradyne Networks, Inc./(a)/..................      39,075
     1,960   PAREXEL International Corp./(a)/..............      18,743
     1,025   Park Electrochemical Corp.....................      36,964
       725   Park National Corp............................      65,794
     6,800   Parker Drilling Co./(a)/......................      42,075
       760   ParkerVision, Inc./(a)/.......................      38,332
       800   Parkway Properties, Inc.......................      24,400
     1,800   PathoGenesis Corp./(a)/.......................      46,800
     1,309   Patina Oil & Gas Corp.........................      27,162
     2,625   Patterson Energy, Inc./(a)/...................      74,813
     3,650   Paxar Corp./(a)/..............................      43,572
     2,700   Paxson Communications
               Corp./(a)/..................................      22,950
     1,648   Payless ShoeSource, Inc./(a)/.................      86,005
       550   PC Connection, Inc./(a)/......................      31,350
     6,625   P-COM, Inc./(a)/..............................      37,680
     2,204   Pegasus Systems, Inc./(a)/....................      23,968
       187   Penn Engineering &
               Manufacturing Corp..........................       6,592
       841   Pennaco Energy, Inc./(a)/.....................      13,771
       900   Pennsylvania Real Estate
               Investment Trust............................      15,413
     8,000   Pennzoil-Quaker State Co......................      96,500
     1,860   Penton Media, Inc.............................      65,100
     1,522   People's Bank.................................      27,967
     3,450   Peoples Energy Corp...........................     111,694
     1,300   Performance Food Group, Inc./(a)/.............      41,600
     1,000   Pericom Semiconductor Corp./(a)/..............      68,000
     3,946   Perot Systems Corp. -
               Class A/(a)/................................      43,406
     6,098   Perrigo Co./(a)/..............................      38,494
     3,333   Per-Se Technologies, Inc./(a)/................      31,247
     2,200   Petco Animal Supplies, Inc./(a)/..............      43,175
    11,700   PETsMART, Inc./(a)/...........................      39,488
     1,100   PFF Bancorp, Inc..............................      20,075
     1,800   Pharmacopeia, Inc./(a)/.......................      83,475
     1,898   Pharmaceutical Product
               Development, Inc./(a)/......................      39,858
     1,300   Pharmacyclics, Inc./(a)/......................      79,300
       600   Philadelphia Consolidated
               Holding Corp./(a)/..........................      10,087
     3,000   Philadelphia Suburban Corp....................      61,500
     1,500   Phillips-Van Heusen Corp......................      14,250
     3,700   Phoenix Investment Partners,
               Ltd.........................................      38,850
   Shares                   Description                         Value
     2,568   Phoenix Technologies Ltd./(a)/................ $    41,891
       841   Photon Dynamics, Inc./(a)/....................      62,812
     1,768   Photronics, Inc./(a)/.........................      50,167
       700   Physician Computer Network,
               Inc./(a)/...................................           7
       800   PICO Holdings, Inc./(a)/......................      11,250
     2,600   Piedmont Natural Gas Co., Inc.................      69,063
     8,100   Pier 1 Imports, Inc...........................      78,975
       900   Pilgrims Pride Corp...........................       6,413
     1,900   Pinnacle Entertainment, Inc...................      36,931
     3,512   Pinnacle Systems, Inc./(a)/...................      78,965
     2,400   Pioneer Group, Inc./(a)/......................     101,700
     9,133   Pioneer Natural Resources
               Co./(a)/....................................     116,446
     2,968   Pioneer Standard Electronics,
               Inc.........................................      43,778
     3,992   Pittston Brink's Group........................      54,640
       800   Pixelworks, Inc./(a)/.........................      18,200
     1,400   Plains Resources Inc./(a)/....................      22,313
     1,400   Plantronics, Inc./(a)/........................     161,700
     1,760   Playboy Enterprises, Inc. -
               Class B/(a)/................................      22,660
     2,800   Playtex Products, Inc./(a)/...................      31,675
     1,512   Plexus Corp./(a)/.............................     170,856
     1,525   PLX Technology, Inc./(a)/.....................      63,287
     1,400   PMA Capital Corp. - Class A...................      26,600
     3,382   Pogo Producing Co.............................      74,827
     2,012   Polaris Industries, Inc.......................      64,384
     3,660   Polaroid Corp.................................      66,109
     3,600   Policy Management
               Systems Corp./(a)/..........................      55,350
     4,070   Polo Ralph Lauren Corp./(a)/..................      57,997
     1,377   Polymer Group, Inc............................      12,737
     1,776   Pope & Talbot, Inc............................      28,416
     2,168   Potlatch Corp.................................      71,815
     2,200   Power Integrations, Inc./(a)/.................      51,838
     1,000   PRAECIS Pharmaceuticals,
               Inc./(a)/...................................      27,875
     2,282   Precision Castparts Corp......................     103,261
     1,210   Premier National Bancorp, Inc.................      15,730
     3,100   Prentiss Properties Trust.....................      74,400
     1,600   Pre-Paid Legal Services, Inc./(a)/............      47,800
     2,000   Presidential Life Corp........................      27,750
     2,900   Presstek, Inc./(a)/...........................      47,306
     1,700   PRI Automation, Inc./(a)/.....................     111,164
     3,808   Price Communications Corp./(a)/...............      89,726
     2,076   Primark Corp./(a)/............................      77,331
       748   Prima Energy Corp./(a)/.......................      40,018
       600   Prime Group Realty Trust......................       9,113
     4,100   Prime Hospitality Corp./(a)/..................      38,694
     1,028   Primus Knowledge Solutions,
               Inc./(a)/...................................      46,260
     1,300   Primex Technologies...........................      28,600

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     2,490   Primus Telecommunications
               Group/(a)/.................................. $    61,939
     1,092   Priority Healthcare Corp./(a)/................      81,149
     7,931   Prison Realty Trust, Inc./(a)/................      24,289
     1,150   ProBusiness Services, Inc./(a)/...............      30,547
       500   Procom Technology, Inc./(a)/..................      25,844
     2,000   procurenet/(a)(d)/............................          --
     1,297   Prodigy Communications
               Corp./(a)/..................................      13,619
       300   Professional Detailing, Inc./(a)/.............      10,219
     4,197   Profit Recovery Group
               International/(a)/..........................      69,775
     3,494   Progress Software Corp./(a)/..................      62,674
     1,020   Project Software &
               Development, Inc./(a)/......................      18,360
     1,100   ProsoftTraining.com/(a)/......................      18,494
        93   Providence Energy Corp........................       3,766
     2,975   Provident Bankshares, Corp....................      40,163
     2,389   Provident Financial Group, Inc................      56,888
     2,012   Province Healthcare Co./(a)/..................      72,683
     1,100   Proxicom, Inc./(a)/...........................     108,866
     1,900   PS Business Parks, Inc........................      45,600
     7,263   PSS World Medical, Inc./(a)/..................      48,798
     3,813   Public Service Co. of New
               Mexico......................................      58,863
       600   Pulitzer, Inc.................................      25,313
     2,577   Pulte Corp....................................      55,728
     2,600   Puma Technology, Inc./(a)/....................      69,712
     1,000   PurchasePro.com, Inc./(a)/....................      41,000
     3,646   Pure Resources, Inc./(a)/.....................      65,172
     1,380   QRS Corp./(a)/................................      33,897
     1,100   Quanex Corp...................................      16,363
     6,698   Quantum Corp. - Hard Disk
               Drive/(a)/..................................      74,097
       200   Quantum Effect Devices, Inc./(a)/.............      11,400
     2,100   Queens County Bancorp, Inc....................      38,719
     1,402   QuickLogic Corp./(a)/.........................      31,194
     1,550   Quicksilver, Inc./(a)/........................      24,122
     1,900   Quintus Corp./(a)/............................      37,733
     5,986   Quorum Health Group, Inc./(a)/................      61,731
     2,700   R.H. Donnelley Corp./(a)/.....................      52,313
       800   R&G Financial Corp. - Class B.................       6,350
     1,324   Radiant Systems, Inc./(a)/....................      31,776
     1,920   Radio One, Inc. - Class D/(a)/................      42,360
     1,074   RadiSys Corp./(a)/............................      60,950
     1,028   Rainbow Technologies, Inc./(a)/...............      49,986
     2,060   Ralcorp Holdings, Inc./(a)/...................      25,235
     1,700   Ramp Networks, Inc./(a)/......................      20,187
     1,300   RARE Hospitality
               International, Inc./(a)/....................      36,725
     2,761   Rare Medium Group, Inc./(a)/..................      43,658
     3,403   Raymond James
               Financial, Inc..............................      76,568
   Shares                   Description                         Value
     2,568   Rayonier, Inc................................. $    92,127
     2,900   Rayovac Corp./(a)/............................      64,887
     1,324   Razorfish, Inc./(a)/..........................      21,267
     2,200   Realty Income Corp............................      51,837
     4,290   Reckson Associates Realty
               Corp........................................     101,888
     4,000   Reebok International Ltd./(a)/................      63,750
     1,700   Regal-Beloit Corp.............................      27,094
     2,800   Regency Realty Corp...........................      66,500
     1,400   Regeneron Pharmaceuticals,
               Inc./(a)/...................................      41,738
     2,300   Regent Communications,
               Inc./(a)/...................................      19,766
     3,725   Regis Corp....................................      46,562
       300   Register.com, Inc./(a)/.......................       9,169
       700   RehabCare Group, Inc./(a)/....................      19,075
     6,613   Reliance Group Holdings, Inc..................       4,960
     1,550   Reliance Steel & Aluminum Co..................      29,644
     2,232   Remec, Inc./(a)/..............................      93,465
     2,100   Remedy Corp./(a)/.............................     117,075
     4,446   Renal Care Group, Inc./(a)/...................     108,719
     1,306   Rent-A-Center, Inc./(a)/......................      29,385
     1,961   Rent-Way, Inc./(a)/...........................      57,237
     4,548   Republic Bancorp, Inc.........................      40,648
     5,342   Republic Security Financial
               Corp........................................      26,710
     1,919   Res-Care, Inc./(a)/...........................      10,315
       841   Research Frontiers Inc./(a)/..................      25,230
     2,500   ResMed, Inc./(a)/.............................      66,875
     2,737   Respironics, Inc./(a)/........................      49,266
     1,900   RFS Hotel Investors, Inc......................      22,325
     3,300   RGS Energy Group, Inc.........................      73,425
     5,900   Rhythms NetConnections,
               Inc./(a)/...................................      74,119
       900   Ribozyme Pharmaceuticals,
               Inc./(a)/...................................      23,231
       374   Rica Foods, Inc./(a)/.........................       8,766
     3,029   Richmond County Financial
               Corp........................................      57,930
     2,474   Riggs National Corp...........................      31,234
       900   Riviana Foods, Inc............................      15,694
       650   RLI Corp......................................      22,587
     1,500   Roadway Express, Inc..........................      35,156
       900   Robbins & Myers, Inc..........................      20,531
     3,179   Robotic Vision Systems, Inc./(a)/.............      57,222
     1,200   Rock-Tenn Co. - Class A.......................      10,275
     1,300   Rogers Corp./(a)/.............................      45,500
     3,800   Rollins Truck Leasing Corp....................      26,363
     1,300   Rollins, Inc..................................      19,338
     2,560   Roper Industries, Inc.........................      65,600
     4,783   Roslyn Bancorp, Inc...........................      79,443
     1,700   RPC, Inc......................................      17,956
     7,362   RPM, Inc......................................      74,540

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,100   RTI International Metals,
               Inc./(a)/................................... $    12,513
     5,000   Ruby Tuesday, Inc.............................      62,813
     2,400   Ruddick Corp..................................      28,350
       600   Rudolph Technologies, Inc./(a)/...............      23,250
       748   Rural Cellular Corp./(a)/.....................      57,269
       800   Russ Berrie & Co., Inc........................      15,400
     2,200   Russell Corp..................................      44,000
     2,700   Ryan's Family Steak Houses,
               Inc./(a)/...................................      22,781
     4,398   Ryder System, Inc.............................      83,287
     1,288   Ryerson Tull, Inc. - Class A..................      13,363
     1,468   Ryland Group, Inc.............................      32,480
     2,160   S&T Bancorp, Inc..............................      39,420
     7,500   S3, Inc./(a)/.................................     110,625
     1,776   SBA Communications Corp./(a)/.................      92,241
       654   SBS Technologies, Inc./(a)/...................      24,157
     1,400   Sabratek Corp./(a)/...........................          49
       700   Saga Communications, Inc. -
               Class A/(a)/................................      15,400
     2,360   SAGA Systems, Inc./(a)/.......................      29,352
     1,961   Sagent Technology, Inc./(a)/..................      27,944
     2,618   Salem Communications
               Corp./(a)/..................................      24,298
     1,082   Salton, Inc./(a)/.............................      39,899
     1,028   Sanchez Computer Associates,
               Inc./(a)/...................................      24,415
       900   Sandy Spring Bancorp, Inc.....................      18,394
     1,661   SangStat Medical Corp./(a)/...................      47,961
     1,715   Sanmina Corp./(a)/............................     146,633
       500   Santander BanCorp.............................       6,375
       841   SatCon Technology Corp./(a)/..................      21,498
       900   Sauer, Inc....................................       8,888
       800   Saul Centers, Inc.............................      12,900
       900   SAVVIS Communications
               Corp./(a)/..................................      11,756
       700   Schein Pharmaceutical, Inc./(a)/..............      15,137
     2,898   SciClone Pharmaceuticals,
               Inc./(a)/...................................      37,493
     1,900   SciQuest.com, Inc./(a)/.......................      21,731
     1,483   Scholastic Corp./(a)/.........................      90,648
     2,000   School Speciality, Inc./(a)/..................      37,125
     3,700   Schulman, Inc.................................      44,631
     1,300   Schweitzer-Mauduit
               International, Inc..........................      16,250
     1,200   Scientific Games Holdings
               Corp./(a)/..................................      29,475
     1,061   SCM Microsystems, Inc./(a)/...................      64,257
     1,100   Scott Technologies, Inc. -
               Class A/(a)/................................      18,906
     1,825   Scotts Co. (The) - Class A/(a)/...............      66,613
     1,750   SCP Pool Corp./(a)/...........................      41,125
       812   SCPIE Holdings, Inc...........................      16,646
   Shares                   Description                         Value
     1,700   SeaChange International,
               Inc./(a)/................................... $    49,087
     2,000   Seacoast Financial Services
               Corp........................................      19,000
     1,350   SEACOR SMIT, Inc./(a)/........................      52,228
     2,337   Secure Computing Corp./(a)/...................      43,965
     3,500   Security Capital Group, Inc. -
               Class B/(a)/................................      59,500
     2,600   Seitel, Inc./(a)/.............................      21,125
       300   Selectica, Inc./(a)/..........................      21,019
     2,100   Selective Insurance Group, Inc................      39,900
     1,405   SEMCO Energy, Inc.............................      18,265
     1,700   Semitool, Inc./(a)/...........................      29,431
     5,982   Sensormatic Electronics
               Corp./(a)/..................................      94,590
       800   Sequa Corp. - Class A/(a)/....................      30,550
       600   Sequenom Inc./(a)/............................      27,225
       700   Sequoia Software Corp./(a)/...................      11,462
     1,326   SERENA Software, Inc./(a)/....................      60,209
    21,344   Service Corporation
               International/(a)/..........................      68,034
     2,790   ShopKo Stores, Inc./(a)/......................      42,896
        30   Shoreline Financial Corp......................         356
     2,400   Shurgard Storage Centers,
               Inc. - Class A..............................      54,000
     4,600   SICOR Inc./(a)/...............................      36,800
     8,020   Sierra Pacific Resources......................     100,751
    14,500   Silicon Graphics, Inc./(a)/...................      54,375
     1,200   Silicon Image, Inc./(a)/......................      59,850
     3,766   Silicon Valley Bancshares/(a)/................     160,526
     3,009   Silicon Valley Group, Inc./(a)/...............      77,858
       900   SilverStream Software, Inc./(a)/..............      51,975
       700   Simpson Manufacturing Co.,
               Inc./(a)/...................................      33,469
     4,718   Sinclair Broadcast Group,
               Inc./(a)/...................................      51,898
     2,206   SIPEX Corp./(a)/..............................      61,079
     2,661   Sirius Satellite Radio, Inc./(a)/.............     117,916
     3,500   SITEL Corp./(a)/..............................      17,500
       200   SJW Corp......................................      23,775
     1,589   Skechers U.S.A., Inc./(a)/....................      25,126
     6,503   Sky Financial Group, Inc......................     103,642
       800   Skyline Corp..................................      17,200
     2,268   Skywest, Inc..................................      84,058
     1,720   SL Green Realty Corp..........................      46,010
     1,505   SLI, Inc./(a)/................................      18,248
       400   Smart & Final, Inc............................       3,075
       400   SmartDisk Corp./(a)/..........................      11,000
       400   SmartServ Online, Inc./(a)/...................      28,225
     1,612   Smith (Charles E.) Residential
               Realty, Inc.................................      61,256
     5,030   Smithfield Foods, Inc./(a)/...................     141,154
     1,900   Smucker (J.M.) Co. - Class A..................      36,575

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     5,420   Snap-on Inc................................... $   144,307
     2,148   Sodexho Marriott Services,
               Inc.........................................      37,321
     2,900   SoftNet Systems, Inc./(a)/....................      27,913
     8,436   Solutia, Inc..................................     115,995
     1,963   Somera Communications,
               Inc./(a)/...................................      26,746
       935   Sonic Automotive, Inc./(a)/...................       9,993
     1,740   Sonic Corp./(a)/..............................      51,113
     1,100   Sonic Foundry, Inc./(a)/......................      22,000
       700   Sonic Innovations, Inc./(a)/..................      12,994
     1,000   SonicWALL, Inc./(a)/..........................      88,062
     1,028   SonoSite, Inc./(a)/...........................      29,619
     3,083   Sotheby's Holding, Inc. -
               Class A.....................................      53,953
       600   South Jersey Industries, Inc..................      16,013
     1,960   Southern Peru Copper Corp.....................      23,888
     3,129   Southern Union Co./(a)/.......................      49,477
     3,200   Southwest Bancorp of
               Texas/(a)/..................................      66,400
     2,512   Southwest Gas Corp............................      43,960
     1,100   Southwest Securities Group,
               Inc.........................................      40,975
     1,900   Southwestern Energy Co........................      11,875
    19,400   Sovereign Bancorp, Inc........................     136,406
       900   Sovran Self Storage, Inc......................      19,294
     2,898   Spanish Broadcasting
               System, Inc./(a)/...........................      59,590
     1,300   Spartech Corp.................................      35,100
     1,400   SpectraLink Corp./(a)/........................      20,475
     1,000   Specialty Equipment Cos.,
               Inc./(a)/...................................      27,125
       200   Spectra-Physics Lasers, Inc./(a)/.............      13,987
     2,564   SpeedFam-IPEC, Inc./(a)/......................      46,633
       754   Speedway Motorsports, Inc./(a)/...............      17,342
     2,047   Spiegel - Class A/(a)/........................      17,400
       280   Spinnaker Exploration Co./(a)/................       7,175
     1,961   Sportsline USA, Inc./(a)/.....................      33,460
     1,503   Springs Industries, Inc. -
               Class A.....................................      48,378
     1,000   SPS Technologies, Inc./(a)/...................      41,063
       700   SPSS, Inc./(a)/...............................      20,388
     1,383   Spyglass, Inc./(a)/...........................      43,305
     1,500   St. Mary Land & Exploration Co................      63,094
     3,123   StanCorp Financial Group, Inc.................     100,326
     1,100   Standard Register Co..........................      15,675
     2,200   Standard-Pacific Corp.........................      22,000
     1,100   Standex International Corp....................      17,462
     1,800   STAAR Surgical Co./(a)/.......................      20,137
     3,200   Stamps.com, Inc./(a)/.........................      23,400
       561   Standard Microsystems
               Corp./(a)/..................................       8,625
       600   Stanford Microdevices, Inc./(a)/..............      26,062
   Shares                   Description                         Value
     4,020   StarBase Corp./(a)/........................... $    42,712
     3,311   StarMedia Network, Inc./(a)/..................      62,495
       625   StarTek, Inc./(a)/............................      31,484
       900   State Auto Financial Corp.....................      10,688
     3,000   Staten Island Bancorp, Inc....................      52,875
     2,382   Station Casinos, Inc./(a)/....................      59,550
     4,730   Steel Dynamics, Inc./(a)/.....................      42,866
     3,096   Stein Mart, Inc./(a)/.........................      31,734
       500   Stephan Chemical Co...........................      11,625
     1,619   Stericycle, Inc./(a)/.........................      38,856
     5,568   STERIS Corp./(a)/.............................      49,416
     2,050   Sterling Bancshares, Inc......................      22,166
     3,300   Stewart & Stevenson
               Services, Inc...............................      49,706
     6,000   Stewart Enterprises, Inc. -
               Class A.....................................      21,187
       800   Stewart Information
               Services Corp...............................      11,700
     3,725   Stillwater Mining Co./(a)/....................     103,834
     1,382   Stone Energy Corp./(a)/.......................      82,575
     1,100   Stoneridge, Inc./(a)/.........................       9,625
     2,300   Storage USA, Inc..............................      67,850
     7,333   Storage Technology Corp/(a)/..................      80,205
       860   Strayer Education, Inc........................      20,640
     3,200   Stride Rite Corp..............................      19,600
     3,074   Structural Dynamics
               Research Corp./(a)/.........................      46,302
       300   Student Loan Corp.............................      12,600
     1,400   Sturm Ruger & Co., Inc........................      12,425
     2,647   Suiza Foods Corp./(a)/........................     129,372
     2,500   Summit Properties, Inc........................      52,500
     3,883   Summit Technology, Inc./(a)/..................      73,292
     1,400   Sun Communities, Inc..........................      46,813
     7,782   Sunbeam Corp./(a)/............................      26,751
         1   Sunburst Hospitality Corp./(a)/...............           4
     4,183   Sunglass Hut International/(a)/...............      34,379
     1,525   Sunrise Assisted Living, Inc./(a)/............      28,213
     4,582   Sunrise Technologies
               International, Inc./(a)/....................      45,820
     1,700   Superconductor Technologies
               Inc.........................................      66,831
     2,183   SuperGen, Inc./(a)/...........................      79,134
     4,301   Superior Energy Services, Inc./(a)/...........      44,623
     1,600   Superior Industries
               International, Inc..........................      41,200
     1,900   Superior National Insurance
               Group, Inc./(a)/............................          38
     1,504   Superior Telecommunications,
               Inc.........................................      14,946
       748   Supertex, Inc./(a)/...........................      37,587
     3,200   Susquehanna Bancshares, Inc...................      45,600
     1,900   SVI Holdings, Inc./(a)/.......................       9,738
     2,120   Swift Energy Co./(a)/.........................      60,155

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     3,225   Swift Transportation Co.,
               Inc./(a)/................................... $    45,150
       841   Switchboard Inc./(a)/.........................       8,410
     1,800   Sykes Enterprises, Inc./(a)/..................      23,175
     3,200   Sylvan Learning Systems,
               Inc./(a)/...................................      44,000
     1,589   SymmetriCom, Inc./(a)/........................      40,122
     1,870   Symyx Technologies/(a)/.......................      79,680
       961   Syncor International Corp./(a)/...............      69,192
       300   Syntel, Inc./(a)/.............................       3,000
     2,700   Syntroleum Corp./(a)/.........................      46,238
     2,800   Systemax, Inc./(a)/...........................      10,850
     2,619   Systems & Computer
               Technology Corp./(a)/.......................      52,380
     2,400   Take-Two Interactive
               Software, Inc./(a)/.........................      29,100
     4,141   TALK.com/(a)/.................................      24,070
       800   Tanger Factory Outlet
               Centers, Inc................................      18,800
       800   Tanning Technology Corp./(a)/.................      15,400
     2,618   Targeted Genetics Corp./(a)/..................      38,943
     2,700   Taubman Centers, Inc..........................      29,700
     8,200   Technicione Corp./(a)/........................      31,775
     1,000   Technitrol, Inc...............................      96,875
     4,961   Technology Solutions/(a)/.....................      30,696
     1,141   Tecumseh Products Co. -
               Class A.....................................      43,572
       500   Tejon Ranch Co.,..............................      11,281
     1,600   TelCom Semiconductor, Inc./(a)/...............      64,600
     1,822   Teledyne Technologies, Inc./(a)/..............      30,519
     2,876   Teleflex, Inc.................................     106,592
       500   Telexis Communications Corp./(a)/.............      15,625
     1,400   Teligent, Inc. - Class A/(a)/.................      33,075
     1,589   Telxon Corp./(a)/.............................      28,403
     1,400   TenFold Corp./(a)/............................      23,012
       700   Tennant Co....................................      26,250
     4,105   Tenneco Automotive, Inc.......................      21,551
     2,168   Terex Corp./(a)/..............................      30,623
     8,882   Terremark Worldwide, Inc./(a)/................      43,855
     2,555   Tesoro Petroleum Corp./(a)/...................      25,869
     3,433   TETRA Technologies, Inc./(a)/.................      78,530
     3,646   Texas Biotechnology Corp./(a)/................      69,274
     1,747   Texas Industries, Inc.........................      50,445
     1,100   Texas Regional Bancshares,
               Inc. - Class A..............................      27,913
     3,200   The 3DO Co./(a)/..............................      25,100
     4,503   The Boyds Collection Ltd./(a)/................      38,275
     1,100   The Cato Corp. - Class A......................      12,788
     2,100   The Cheesecake Factory, Inc./(a)/.............      57,750
       900   The Cherry Corp./(a)/.........................      23,681
     1,800   The Children's Place Retail
               Stores, Inc./(a)/...........................      36,900
     7,510   The Colonial BancGroup, Inc...................      72,284
   Shares                   Description                         Value
       900   The Corporate Executive
               Board Co./(a)/.............................. $    53,888
     6,900   The Dial Corp.................................      71,588
     5,892   The FINOVA Group, Inc.........................      76,596
     1,000   The Genlyte Group, Inc./(a)/..................      21,063
     2,700   The Immune Response
               Corp./(a)/..................................      29,362
       935   The InterCept Group, Inc./(a)/................      15,895
     3,850   The Lubrizol Corp.............................      80,850
     3,012   The Macerich Co...............................      66,452
     1,235   The McClatchy Co. - Class A...................      40,909
     3,192   The Men's Wearhouse, Inc./(a)/................      71,222
       400   The Midland Co................................       9,800
     3,592   The Neiman Marcus Group,
               Inc.........................................     108,434
     3,800   The Pep Boys - Manny,
               Moe & Jack..................................      22,800
       883   The Robert Mondavi Corp. -
               Class A/(a)/................................      27,097
     1,400   The Shaw Group Inc./(a)/......................      65,975
     1,503   The Source Information
               Management Co./(a)/.........................      22,921
     4,122   The South Financial Group, Inc................      59,769
     4,275   The Timken Co.................................      79,622
     4,696   The Topps Co., Inc./(a)/......................      54,004
     1,500   The TriZetto Group, Inc./(a)/.................      24,281
     3,583   The Valspar Corp..............................     120,926
     5,659   The Warnaco Group, Inc........................      43,857
       748   The Yankee Candle Co., Inc./(a)/..............      16,175
     2,100   Theragenics Corp./(a)/........................      17,981
     1,800   Three-Five Systems, Inc./(a)/.................     106,200
       700   Therma-Wave Inc./(a)/.........................      15,619
     1,600   Thermedics, Inc./(a)/.........................      15,900
     1,100   Thermo Cardiosystems, Inc./(a)/...............      11,000
       800   Thermo Ecotek Corp./(a)/......................       7,500
       900   Thermo Fibertek, Inc./(a)/....................       4,275
     1,300   Thomas Industries, Inc........................      22,994
       841   Thoratec Laboratories Corp./(a)/..............      13,614
       600   Thor Industries, Inc..........................      12,600
     2,465   THQ, Inc./(a)/................................      30,042
       750   Three Rivers Bancorp, Inc.....................       4,922
     2,100   Ticketmaster Online-City
               Search, Inc. - Class B/(a)/.................      33,469
       900   Timberland Co., Class A/(a)/..................      63,731
     1,683   Titan Pharmaceuticals, Inc./(a)/..............      72,369
     1,600   TiVo Inc./(a)/................................      56,000
     1,777   Toll Brothers, Inc./(a)/......................      36,429
       900   Tollgrade Communications,
               Inc./(a)/...................................     119,250
     2,944   Too Inc./(a)/.................................      74,888
     1,400   Toro Co.......................................      46,112
     7,601   Total Renal Care Holdings/(a)/................      45,606
     3,390   Tower Automotive, Inc./(a)/...................      42,375

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     1,400   Town & Country Trust.......................... $    24,063
     2,100   Trammel Crow Co./(a)/.........................      22,575
     3,409   Trans World Entertainment
               Corp./(a)/..................................      41,334
     3,206   Transaction Systems
               Architechure, Inc. -
               Class A/(a)/................................      54,903
     1,945   Transkaryotic Therapies, Inc./(a)/............      71,479
     2,100   TransMontaigne Oil Co./(a)/...................      12,863
     1,400   Travelocity.com Inc./(a)/.....................      22,925
     1,755   Tredegar Industries, Inc......................      33,345
       400   Trendwest Resorts, Inc./(a)/..................       6,450
     1,200   Trenwick Group, Inc...........................      17,475
       700   Trex Company, Inc./(a)/.......................      35,000
     1,000   Triad Guaranty, Inc./(a)/.....................      22,937
     3,340   Triad Hospitals, Inc./(a)/....................      80,786
     3,300   Triangle Pharmaceuticals, Inc./(a)/...........      29,906
     1,200   Triarc Cos., Inc./(a)/........................      24,600
     2,431   Trico Marine Services, Inc./(a)/..............      30,995
     1,683   Tricord Systems, Inc./(a)/....................      30,399
     1,806   Trimble Navigation Ltd./(a)/..................      88,155
     1,402   Trimeris, Inc./(a)/...........................      98,052
     3,312   Trinity Industries, Inc.......................      61,272
       900   Triumph Group, Inc./(a)/......................      25,088
     1,300   Trust Co. of New Jersey.......................      23,725
     4,364   Trustco Bank Corp.............................      54,550
     4,385   Trustmark Corp................................      76,463
     1,300   Tucker Anthony Sutro Corp.....................      23,400
       800   Tuesday Morning Corp./(a)/....................       8,400
     1,100   Tularik Inc./(a)/.............................      32,450
       900   Tumbleweed Communications
               Corp./(a)/..................................      45,788
     5,590   Tupperware Corp...............................     122,980
     1,383   Tut Systems, Inc./(a)/........................      79,350
     1,666   Tweeter Home Entertainment
               Group, Inc./(a)/............................      50,605
     1,600   Twinlab Corp./(a)/............................      10,200
       800   U.S. Can Corp./(a)/...........................      13,900
     6,014   U.S. Industries, Inc..........................      72,920
     2,000   U.S. Interactive, Inc./(a)/...................      25,875
     8,034   U.S. Oncology, Inc./(a)/......................      40,170
     1,100   U.S. Wireless Corp./(a)/......................      23,513
       625   U.S.B. Holding Co., Inc.......................       8,828
     3,898   UCAR International, Inc./(a)/.................      50,918
     1,309   UCBH Holdings, Inc............................      34,934
     2,313   UGI Corp......................................      47,416
     3,500   UICI/(a)/.....................................      22,969
     2,428   Ultratech Stepper, Inc./(a)/..................      36,117
     1,000   Ultimate Electronics, Inc./(a)/...............      26,797
     1,426   UMB Financial Corp............................      46,791
     4,782   Unifi, Inc./(a)/..............................      59,177
     2,100   Unify Corp./(a)/..............................      17,981
       400   Unigraphics Solutions, Inc./(a)/..............       7,800
   Shares                   Description                         Value
     1,600   Uniroyal Technology Corp./(a)/................ $    17,700
     2,800   Unisource Energy Corp./(a)/...................      42,000
     1,870   Unit Corp./(a)/...............................      25,245
     5,033   United Asset Management
               Corp........................................     117,646
     1,600   United Auto Group, Inc./(a)/..................      14,600
     3,727   United Bankshares, Inc........................      67,785
     2,742   United Community Financial
               Corp........................................      18,251
     8,604   United Dominion Realty
               Trust, Inc..................................      94,644
     1,000   United Illuminating Co........................      43,750
     1,193   United National Bancorp.......................      21,921
     1,200   United Natural Foods, Inc./(a)/...............      16,500
     3,205   United Rentals, Inc./(a)/.....................      54,886
     3,251   United Stationers, Inc./(a)/..................     105,251
       300   United Television, Inc........................      38,625
     1,028   United Therapeutics Corp./(a)/................     111,410
     2,282   United Water Resources, Inc...................      79,585
       700   Universal Access, Inc./(a)/...................      17,150
       900   Universal Compression
               Holdings, Inc./(a)/.........................      30,150
     3,068   Universal Corp................................      64,812
     1,215   Universal Display Corp./(a)/..................      36,070
       841   Universal Electronics Inc./(a)/...............      20,657
     4,733   Universal Foods Corp..........................      87,561
     1,300   Universal Forest Products, Inc................      17,875
     3,600   UNOVA, Inc./(a)/..............................      26,325
       800   Urban Shopping Centers, Inc...................      26,950
     1,000   URS Corp./(a)/................................      15,250
     1,160   US LEC Corp. - Class A/(a)/...................      19,720
    10,233   USEC, Inc.....................................      47,328
     2,251   USFreightways Corp............................      55,290
     1,100   UTI Energy Corp./(a)/.........................      44,137
     1,800   Vail Resorts, Inc./(a)/.......................      29,363
     2,383   Valence Technology, Inc./(a)/.................      43,937
     1,870   Valentis, Inc./(a)/...........................      21,973
     1,400   Valmont Industries, Inc.......................      27,825
       700   Value City Department
               Stores, Inc./(a)/...........................       6,650
       400   Value Line, Inc...............................      15,400
     3,400   ValueVision International, Inc./(a)/..........      81,600
     2,728   Varian, Inc./(a)/.............................     125,829
     2,600   Varian Medical Systems, Inc./(a)/.............     101,725
     2,606   Varian Semiconductor
               Equipment Associates, Inc./(a)/.............     163,689
     3,200   Vasomedical, Inc./(a)/........................      15,100
     5,132   Vectren Corp..................................      88,527
       935   Vector Group Ltd..............................      13,791
     2,000   Veeco Instruments, Inc./(a)/..................     146,500
    11,071   Venator Group, Inc............................     113,478
       996   Ventana Medical Systems, Inc./(a)/............      23,406
     2,800   Ventas, Inc...................................       8,925

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     2,100   Ventro Corp./(a)/............................. $    39,637
     2,200   Veritas DGC, Inc./(a)/........................      57,200
     2,617   Verity, Inc./(a)/.............................      99,446
     2,700   Vertel Corp./(a)/.............................      47,250
     1,800   Veterinary Centers of America,
               Inc./(a)/...................................      24,750
     1,122   Viador Inc./(a)/..............................      17,812
     3,100   Viant Corp./(a)/..............................      91,838
     1,028   VIA NET.WORKS, Inc./(a)/......................      15,870
       800   ViaSat, Inc./(a)/.............................      43,400
     3,500   Viasystems Group, Inc./(a)/...................      56,656
     4,436   Viatel, Inc./(a)/.............................     126,703
     1,661   Vical, Inc./(a)/..............................      31,974
     1,674   Vicor Corp./(a)/..............................      58,276
     3,790   Vintage Petroleum, Inc........................      85,512
     2,061   Visual Networks, Inc./(a)/....................      58,738
     4,600   VISX, Inc./(a)/...............................     129,087
       900   Vital Signs, Inc..............................      16,312
     3,700   VIVUS, Inc./(a)/..............................      25,669
       700   Volt Information Sciences, Inc./(a)/..........      23,056
       800   Vyyo Inc./(a)/................................      21,600
     3,200   W Holding Co., Inc............................      26,400
     5,596   W.R. Grace & Co./(a)/.........................      67,852
     2,900   Wabash National Corp..........................      34,619
     3,471   Wabtec Corp...................................      36,012
     1,000   Wackenhut Corp. - Class A.....................      12,937
     3,371   Wallace Computer Services,
               Inc.........................................      33,289
     3,500   Walter Industries, Inc........................      40,031
     5,132   Washington Federal, Inc.......................      93,659
     4,790   Washington Gas Light Co.......................     115,259
     2,900   Washington Real Estate
               Investment Trust............................      51,837
     1,800   Waste Connections, Inc./(a)/..................      35,550
     1,000   WatchGuard Technologies,
               Inc./(a)/...................................      54,938
     1,353   Watsco, Inc. - Class A........................      16,913
     1,380   Watts Industries Inc. -
               Class A.....................................      17,423
     4,480   Wausau-Mosinee Paper Co.......................      38,360
     4,119   Wave Systems Corp. -
               Class A/(a)/................................      65,132
     1,000   WD-40 Co......................................      20,750
     4,800   WebLink Wireless, Inc./(a)/...................      63,600
     4,107   Webster Financial Corp........................      91,124
     1,200   WebTrends Corp./(a)/..........................      46,425
     2,200   Weingarten Realty, Inc........................      88,825
     2,900   Wellman, Inc..................................      46,944
     2,500   Werner Enterprises, Inc.......................      28,906
     1,600   WesBanco, Inc.................................      38,800
     2,277   WESCO International, Inc./(a)/................      21,774
     1,074   Wesley Jessen VisionCare/(a)/.................      40,342
   Shares                   Description                         Value
       936   West Pharmaceutical Services,
               Inc......................................... $    20,241
     3,761   Westamerica Bankcorp..........................      98,256
     1,080   Westcorp, Inc.................................      12,893
     1,509   Westell Technologies/(a)/.....................      22,635
    12,900   Western Digital Corp./(a)/....................      64,500
     2,200   Western Gas Resources, Inc....................      46,200
     2,000   Western Properties Trust......................      23,750
     7,100   Western Resources, Inc........................     110,050
     2,300   Westfield America, Inc........................      31,194
     2,222   WestPoint Stevens, Inc........................      24,720
       400   WFS Financial, Inc............................       6,900
       100   White Mountain Insurance
               Group Inc...................................      16,000
     1,259   Whitehall Jewellers, Inc./(a)/................      23,449
     2,100   Whitney Holding Corp..........................      71,794
     2,200   Whole Foods Market, Inc./(a)/.................      90,888
     2,389   Wild Oats Market, Inc./(a)/...................      30,012
     1,700   Wink Communications, Inc./(a)/................      51,850
     1,147   Winnebago Industries..........................      14,983
     6,545   Wit Soundview Group, Inc./(a)/................      70,256
     5,064   Wisconsin Central
               Transportation Corp./(a)/...................      65,832
     2,600   WMS Industries, Inc./(a)/.....................      40,138
       900   Wolverine Tube, Inc./(a)/.....................      15,300
     3,200   Wolverine World Wide, Inc.....................      31,600
       467   Woodhead Industries, Inc......................       8,523
       600   Woodward Governor Co..........................      16,987
     5,900   World Access, Inc. /(a)/......................      65,269
     1,351   WorldGate Communications,
               Inc./(a)/...................................      23,980
     2,300   WorldPages.com, Inc./(a)/.....................      13,800
     1,122   World Wrestling Federation
               Entertainment, Inc./(a)/....................      23,352
     6,232   Worthington Industries, Inc...................      65,436
     1,900   WPS Resources Corp............................      57,119
     9,300   Wyndham International, Inc. -
               Class A/(a)/................................      23,250
     1,200   Wynn's International, Inc.....................      27,225
     1,300   XM Satellite Radio Holdings
               Inc./(a)/...................................      48,669
     1,761   Xceed, Inc./(a)/..............................      16,069
     2,300   Xircom, Inc./(a)/.............................     109,250
     1,100   Xtra Corp.....................................      43,381
     3,200   Xybernaut Corp./(a)/..........................      35,800
     2,100   Yellow Corp./(a)/.............................      30,975
     3,683   York International Corp.......................      96,218
     1,061   Young Broadcasting Corp. -
               Class A/(a)/................................      27,254
     1,000   Z-Tel Technologies, Inc./(a)/.................      12,000
     2,889   Zale Corp./(a)/...............................     105,449
     2,506   Zebra Technologies Corp. -
               Class A/(a)/................................     111,047

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

   Shares                   Description                         Value
     700     Zenith National Insurance Corp................ $    14,875
   2,400     Ziff-Davis, Inc./(a)/.........................      21,600
   1,561     ZixIt Corp./(a)/..............................      71,904
     900     Zoll Medical Corp./(a)/.......................      44,100
   2,956     Zomax, Inc./(a)/..............................      38,798
   1,300     Zoran Corp./(a)/..............................      85,719
   1,122     Zygo Corp./(a)/...............................     101,892
                                                            -----------
Total Common Stocks
 (Cost $85,867,125)........................................  84,981,185
                                                            -----------
PREFERRED STOCKS - 0.00%

    30       Mediq, Inc....................................           1
   900       O'Sullivan Industries, Holdings...............         450
                                                            -----------
Total Preferred Stocks
 (Cost $953)...............................................         451
                                                            -----------
Principal
  Amount                    Description                         Value
             Short term instruments - 7.24%
             U.S. TREASURY BILL/(c)/ - 7.24%
$  520,000   5.48%, 7/13/2000/(b)/......................... $   519,067
   132,000   5.74%, 8/24/2000..............................     130,881
 1,967,000   5.75%, 10/5/2000..............................   1,937,515
 3,835,000   5.82%, 10/19/2000.............................   3,768,846
                                                            -----------
Total Short Term Instruments
 (Cost $6,355,204).........................................   6,356,309
                                                            -----------
Total Investments
 (Cost $92,223,282)............................. 104.09%     91,337,945
   Liabilities in Excess of
    Other Assets................................  (4.09)     (3,586,307)
                                                 ------     -----------
   Net Assets................................... 100.00%    $87,751,638
                                                 ======     ===========

--------------------------------------------------------------------------------
/(a)/ Non-income producing security.
/(b)/ Held for collateral for futures contracts.
/(c)/ Rates shown represent effective yield at time of purchase.
/(d)/ Security is currently fair valued at June 30, 2000, the total value of fair valued securities of the Deutsche VIT Small Cap Index was $0 representing 0% of total investments.
ADR American Depository Receipt.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Statement of Assets and Liabilities (Unaudited)

                                                                                June 30,
                                                                                  2000
Assets:
 Investments at Value (cost $92,223,282)...................................   $ 91,337,945
 Receivable for Investment Securities Sold.................................     26,398,113
 Interest and Dividends Receivable.........................................         69,063
 Due from Investment Advisor...............................................         10,462
 Variation Margin Receivable for Futures Contracts.........................         71,782
 Deferred Organizational Costs and Other Assets............................          8,970
                                                                              ------------
Total Assets...............................................................    117,896,335
                                                                              ------------
Liabilities:
 Payable for Investment Securities Purchased...............................     30,034,526
 Administration Fee Payable................................................          4,548
 Trustees Fee Payable......................................................          3,525
 Other Accrued Expenses & Liabilities......................................        102,098
                                                                              ------------
Total Liabilities..........................................................     30,144,697
                                                                              ------------
Net Assets.................................................................   $ 87,751,638
                                                                              ------------
Composition of Net Assets:
   Paid-in-Capital.........................................................   $ 81,862,188
   Undistributed Net Investment Income.....................................        308,391
   Accumulated Net Realized Gain on Investments and Futures Transactions...      6,443,230
   Net Unrealized Appreciation on Investments and Futures Contracts........       (862,171)
                                                                              ------------
Net Assets.................................................................   $ 87,751,638
                                                                              ============
Shares Outstanding ($0.001 par value per share,
 unlimited number of shares of beneficial interest authorized).............      7,379,185
                                                                              ============
Net Asset Value, Offering and Redemption Price Per Share
 (net assets divided by shares outstanding)................................   $      11.89
                                                                              ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)

                                                                                     For the Six
                                                                                     Months Ended
                                                                                    June 30, 2000
Investment Income:
 Interest..........................................................................   $    68,205
 Dividends.........................................................................       400,551
                                                                                      -----------
Total Investment Income............................................................       468,756
                                                                                      -----------
Expenses:
 Advisory Fees.....................................................................       124,776
 Administration and Accounting Fees................................................        66,380
 Custodian Fees....................................................................        58,588
 Printing Fees.....................................................................        19,501
 Professional Fees.................................................................         7,479
 Trustees Fees.....................................................................         6,254
 Transfer Agent Fees...............................................................         4,733
 Amortization of Organizational Costs..............................................         2,078
 Registration and Filing Fees......................................................           494
 Other.............................................................................           428
                                                                                      -----------
Total Expenses.....................................................................       290,711
Less Fee Waivers or Expense Reimbursement..........................................      (130,346)
                                                                                      -----------
Total Expenses Net of Fee Waivers or Expense Reimbursement.........................       160,365
                                                                                      -----------

Net Investment Income..............................................................       308,391
                                                                                      -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
 Net Realized Gain on Investment Transactions......................................     6,983,067
 Net Realized Loss on Futures Transactions.........................................      (669,354)
 Net Change in Unrealized Appreciation/Depreciation on Investment Transactions.....    (5,932,592)
 Net Change in Unrealized Appreciation/Depreciation on Futures Contracts...........         1,291
                                                                                      -----------

Net Realized and Unrealized Gain onInvestments and Future Contracts................       382,412
                                                                                      -----------

Net Increase in Net Assets from Operations.........................................   $   690,803
                                                                                      ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                         For the
                                                                                    Six Months Ended          For the
                                                                                     June 30, 2000          Year Ended
                                                                                      (unaudited)       December 31, 1999
Increase (Decrease) in Net Assets from:
Operations
 Net Investment Income............................................................    $   308,391          $   426,899
 Net Realized Gain from Investments and Futures Transactions......................      6,313,713            1,423,469
 Net Change in Unrealized Appreciation/Depreciation on
  Investments and Futures Contracts...............................................     (5,931,301)           5,984,183
                                                                                      -----------          -----------
Net Increase in Net Assets from Operations........................................        690,803            7,834,551
                                                                                      -----------          -----------
Distributions to Shareholders
 Net Investment Income............................................................             --             (533,645)
 Net Realized Gain on Investments.................................................             --           (1,527,663)
                                                                                      -----------          -----------
Total Distributions...............................................................             --           (2,061,308)
                                                                                      -----------          -----------
Capital Share Transactions
 Proceeds from Sales of Shares....................................................     56,252,495           28,880,015
 Issued to Shareholders in Reinvestment of Distributions..........................             --            2,061,309
 Cost of Shares Repurchased.......................................................    (24,750,939)         (17,899,047)
                                                                                      -----------          -----------
Net Increase in Net Assets from Capital Share Transactions........................     31,501,556           13,042,277
                                                                                      -----------          -----------
Total Increase in Net Assets......................................................     32,192,359           18,815,520

Net Assets:
 Beginning of Period..............................................................     55,559,279           36,743,759
                                                                                      -----------          -----------
 End of Period....................................................................    $87,751,638          $55,559,279
                                                                                      ===========          ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for Deutsche VIT Small Cap Index.

                                                 Six Months                                 For the Period
                                                 Ended June    Year Ended    Year Ended    Aug. 25, 1997/1/
                                                  30, 2000      December      December         through
                                                 (unaudited)    31, 1999      31, 1998      Dec. 31, 1997
Per Share Operating Performance:
Net Asset Value, Beginning of Period............  $   11.61     $   10.06     $   10.51     $     10.00
                                                  ---------     ---------     ---------     -----------
Income (Loss) from Investment Operations:
 Net Investment Income..........................       0.03          0.09          0.06         0.03/2/
 Net Realized and Unrealized Gain (Loss) on
  Investments and Futures Contracts.............       0.25          1.92         (0.30)           0.48
                                                  ---------     ---------     ---------     -----------
Total from Investment Operations................       0.28          2.01         (0.24)           0.51
                                                  ---------     ---------     ---------     -----------
Less Distributions:
 Net Investment Income..........................         --         (0.12)        (0.05)             --
 Net Realized Gain from Investment
  and Futures Transactions......................         --         (0.34)        (0.16)             --
                                                  ---------     ---------     ---------     -----------
Total Distributions.............................         --         (0.46)        (0.21)             --
                                                  ---------     ---------     ---------     -----------

Net Asset Value, End of Period..................  $   11.89     $   11.61     $   10.06     $     10.51
                                                  =========     =========     =========     ===========

Total Investment Return.........................       2.33%        20.16%       (2.18)%           5.10%

Ratios / Supplemental Data
Net Assets, End of Period (in 000s).............  $  87,752     $  55,559     $  36,744     $    12,617
Ratios to Average Net Assets:
 Net Investment Income Including
  Reimbursement/Waiver..........................       0.86%/3/      1.14%         1.18%           1.08%/3/
 Net Investment Income (Loss)
  Excluding Reimbursement/Waiver................       0.50%/3/      0.41%         0.05%          (1.74)%/3/
 Operating Expenses Including
  Reimbursement/Waiver..........................       0.45%/3/      0.45%         0.45%           0.45%/3/
 Operating Expenses Excluding
  Reimbursement/Waiver..........................       0.81%/3/      1.18%         1.58%           3.27%/3/
Portfolio Turnover Rate.........................         49%           68%           30%              8%

--------------------------------------------------------------------------------
/1/ Commencement of operations.
/2/ Based on average shares method.
/3/ Annualized


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

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Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 2000 (Unaudited)

Note 1 -- Organization and Significant Accounting Policies

A. Organization

Deutsche Asset Management VIT Funds (the "Trust"), is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996. Small Cap Index (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations on August 25, 1997.

B. Valuation of Securities

The Fund's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Futures Contracts

The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

F. Expenses

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses which are attributable to the Trust are allocated among the fund's based upon their relative net assets.

G. Organization Costs

Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 25, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

H. Dividends from Net Investment Income and Distributions of Capital Gains

Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 2000 (Unaudited)

I. Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                       Six Months          Year
                         Ended            Ended
                     June 30, 2000    Dec. 31, 1999
-----------------------------------------------------
                         Shares           Shares
-----------------------------------------------------
Shares sold              4,690,259        2,743,614
Reinvestment of
 Dividends                      --          185,370
Shares redeemed         (2,095,043)      (1,798,388)
                        ----------       ----------
Net increase             2,595,216        1,130,596
                        ==========       ==========

J. Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

Bankers Trust Company (the "Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.45% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives the following fees, accrued daily, and paid monthly.

                    Administration Fees
------------------------------------------------------------
Fee % of the Trust's               Average Daily
  daily net assets                  Net Assets
------------------------------------------------------------
       0.02%                     up to $2 billion
       0.01%            over $2 billion and up to $5 billion
       0.0075%                over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per  fund, paid monthly.

PFPC Inc. waived $12,500 of it's fees for the six months ended June 30, 2000.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

At June 30, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended June 30, 2000.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the six months ended June 30, 2000, were $64,259,232 and $33,697,125, respectively.

The aggregate gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation on the Fund's investments, as computed on a federal income tax basis, at June 30, 2000 were $7,757,814, $8,643,151 and $885,337, respectively. The aggregate cost of investments on a federal income tax basis at June 30, 2000 was $92,223,282.

Note 4 -- Futures Contracts

A summary of obligation under these financial instruments at June 30, 2000 is as follows:

 Type of                                          Unrealized
 Futures     Expiration   Contracts   Position   Appreciation
-------------------------------------------------------------
Russell
 2000           9/14/00          10     Long       $22,873
                                                   =======

Note 5 -- Fund Name Change

On April 30, 2000, the fund changed its name from BT Insurance Funds Trust Small Cap Index Fund to Deutsche Asset Management Funds VIT Small Cap Index.


--------------------------------------------------------------------------------

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                Deutsche Asset Management Service Center
                                P.O. Box 219210
                                Kansas City, MO 64121-9210
or call our toll-free number:   1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.


Deutsche VIT Small Cap Index                             CUSIP #251/512/307
                                                         INSSMCAPSA (06/00)

Distributed by:
Provident Distributors, Inc.